                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2003
                         AS SUPPLEMENTED JUNE 19, 2003

              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The Strategic Partners(SM) FlexElite annuity contract (the "Contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Contract is purchased by making an initial purchase payment of $10,000 or more. With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $500 at any time during the accumulation phase. However, we impose a minimum of $100 with respect to additional purchase payments made through electronic fund transfers.

     This statement of additional information is not a prospectus and should be read in conjunction with the Strategic Partners FlexElite prospectus, dated May 1, 2003. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19101, or telephone (888) PRU-2888.

                               TABLE OF CONTENTS

                                                             PAGE
                                                             ----
COMPANY.....................................................   2
EXPERTS.....................................................   2
PRINCIPAL UNDERWRITER.......................................   2
ALLOCATION OF INITIAL PURCHASE PAYMENT......................   2
DETERMINATION OF ACCUMULATION UNIT VALUES...................   3
PERFORMANCE INFORMATION.....................................   3
COMPARATIVE PERFORMANCE INFORMATION AND ADVERTISING.........  10
FEDERAL TAX STATUS..........................................  11
STATE SPECIFIC VARIATIONS...................................  12
DIRECTORS AND OFFICERS......................................  13
FINANCIAL STATEMENTS........................................  15

         PRUCO LIFE INSURANCE COMPANY                 PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                               P.O. BOX 7960
        NEWARK, NEW JERSEY 07102-2992                  PHILADELPHIA, PENNSYLVANIA 19101
                                                          TELEPHONE: (888) PRU-2888

STRATEGIC PARTNERS(SM) IS A SERVICE MARK OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

ORD01091B

                                    COMPANY

     Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and all states except New York.

     Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.

                                    EXPERTS

     The consolidated financial statements of Pruco Life and Subsidiary as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of the Strategic Partners Subaccounts of the Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2002 and for each of the two years in the period then ended included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

                             PRINCIPAL UNDERWRITER

     Prudential Investment Management Services LLC ("PIMS"), an indirect wholly-owned subsidiary of Prudential Financial, Inc., offers the Contract on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the Contract through licensed insurance brokers and agents, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.

     During 2002, $5,825,593 was paid to PIMS for its services as principal underwriter. During 2002, PIMS retained none of those commissions.

     Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                     ALLOCATION OF INITIAL PURCHASE PAYMENT

     As discussed in the prospectus, we generally will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. However, we may employ a different procedure than this if your contract purchase is in the form of several amounts originating from different sources. Specifically, if the first of such sums that we receive amounts to less than the minimum initial purchase payment, but you have indicated that other sums are forthcoming that, when aggregated, will equal or exceed the minimum, then with your consent we will hold such amount in our general account, without interest, for up to 90 days pending receipt of such additional sums and other required documentation.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the charge for insurance and administrative expenses. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE STRATEGIC PARTNERS FLEXELITE CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

                            PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

     The Account may advertise average annual total return information calculated according to a formula prescribed by the Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                                  P(1+T)n=ERV

     Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years. Calculations of standardized average annual return will reflect all fees and charges imposed under the Contract (including the Contract Maintenance Charge).

NON-STANDARD TOTAL RETURN

     In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Account for the specified period.

     No standardized average annual total return is included on pages 4-9, because although the portfolios of The Prudential Series Fund, Inc. and Janus Aspen Series have begun operation, the Strategic Partners FlexElite Contract did not have one full calendar year of performance history as of the date of this Statement of Additional Information. For the periods prior to the date that the Strategic Partners FlexElite Contract was first offered, non-standard performance information for the Contract will be calculated based on the performance of the funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the funds, with the level of contract charges that were in effect at the inception of the subaccounts (this is referred to as "non-standardized data"). Non-standard average annual return calculations include the fees under the Contract as indicated below, and assume the credit is declined. This information does not indicate or represent future performance.

     The following three tables refer to contracts sold the later of May 1, 2003 or upon state approval. The three tables assume a daily insurance and administrative charge equal to 1.65% on an annual basis, no guaranteed minimum income benefit, no earnings appreciator benefit, and no income appreciator benefit.

     Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for the period ended December 31, 2002 in each subaccount (other than the Money Market Subaccount). These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges and no credit election.

                                    TABLE 1
                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                                  FIVE         TEN        FROM DATE
                                                                   ONE YEAR      YEARS        YEARS      ESTABLISHED
                       FUND                            DATE         ENDED        ENDED        ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED   12/31/2002   12/31/2002   12/31/2002   12/31/2002
                    ---------                       -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                                     05/95        -38.45%       -4.98%        N/A          5.57%
Prudential Equity Portfolio                            06/83        -29.98%       -5.81%       8.95%         8.92%
Prudential Global Portfolio                            09/88        -32.74%       -4.32%       8.13%         4.22%
Prudential Stock Index Portfolio                       10/87        -29.83%       -3.84%      10.16%        11.03%
Prudential Value Portfolio                             02/88        -29.61%       -3.71%      10.38%         8.86%
SP Aggressive Growth Asset Allocation Portfolio        09/00        -29.81%         N/A         N/A        -21.76%
SP AIM Aggressive Growth Portfolio                     09/00        -28.62%         N/A         N/A        -26.76%
SP AIM Core Equity Portfolio                           09/00        -22.94%         N/A         N/A        -24.44%
SP Alliance Large Cap Growth Portfolio                 09/00        -38.68%         N/A         N/A        -27.35%
SP Alliance Technology Portfolio                       09/00        -48.67%         N/A         N/A        -39.29%
SP Balanced Asset Allocation Portfolio                 09/00        -19.48%         N/A         N/A        -10.01%
SP Conservative Asset Allocation Portfolio             09/00        -13.78%         N/A         N/A         -4.03%
SP Davis Value Portfolio                               09/00        -23.45%         N/A         N/A        -12.52%
SP Deutsche International Equity Portfolio             09/00        -24.89%         N/A         N/A        -20.83%
SP Growth Asset Allocation Portfolio                   09/00        -24.99%         N/A         N/A        -16.20%
SP INVESCO Small Company Growth Portfolio              09/00        -37.77%         N/A         N/A        -28.61%
SP Jennison International Growth Portfolio             09/00        -30.20%         N/A         N/A        -33.15%
SP Large Cap Value Portfolio                           09/00        -24.10%         N/A         N/A        -10.86%
SP MFS Capital Opportunities Portfolio                 09/00        -36.21%         N/A         N/A        -27.50%
SP Mid Cap Growth Portfolio                            09/00        -53.57%         N/A         N/A        -33.30%
SP PIMCO High Yield Portfolio                          09/00         -7.85%         N/A         N/A          0.90%
SP PIMCO Total Return Portfolio                        09/00          1.25%         N/A         N/A          8.45%
SP Prudential U.S. Emerging Growth Portfolio           09/00        -39.55%         N/A         N/A        -29.63%
SP Small/Mid Cap Value Portfolio                       09/00        -22.15%         N/A         N/A         -2.45%
SP Strategic Partners Focused Growth Portfolio         09/00        -32.85%         N/A         N/A        -27.37%
Janus Aspen Series--Growth Portfolio Service
  Shares                                               11/95        -34.29%       -4.95%        N/A          2.74%

     Table 2 shows the average annual rates of return using the same assumptions as in Table 1, but assumes that the investments are not withdrawn at the end of the period. This table assumes no deferred sales charges and no credit election.

                                    TABLE 2
      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                               FIVE         TEN        FROM DATE
                                                                ONE YEAR      YEARS        YEARS      ESTABLISHED
                     FUND                           DATE         ENDED        ENDED        ENDED        THROUGH
                   PORTFOLIO                     ESTABLISHED   12/31/2002   12/31/2002   12/31/2002   12/31/2002
                   ---------                     -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                                  05/95        -32.15%       -3.48%        N/A          5.57%
Prudential Equity Portfolio                         06/83        -23.68%       -4.26%       6.05%         8.92%
Prudential Global Portfolio                         09/88        -26.44%       -2.86%       4.87%         4.22%
Prudential Stock Index Portfolio                    10/87        -23.53%       -2.41%       7.25%        11.03%
Prudential Value Portfolio                          02/88        -23.31%       -2.29%       7.49%         8.86%
SP Aggressive Growth Asset Allocation Portfolio     09/00        -23.51%         N/A         N/A        -21.76%
SP AIM Aggressive Growth Portfolio                  09/00        -22.32%         N/A         N/A        -26.76%
SP AIM Core Equity Portfolio                        09/00        -16.64%         N/A         N/A        -24.44%
SP Alliance Large Cap Growth Portfolio              09/00        -32.38%         N/A         N/A        -27.35%
SP Alliance Technology Portfolio                    09/00        -42.37%         N/A         N/A        -39.29%
SP Balanced Asset Allocation Portfolio              09/00        -13.18%         N/A         N/A        -10.01%
SP Conservative Asset Allocation Portfolio          09/00         -7.48%         N/A         N/A         -4.03%
SP Davis Value Portfolio                            09/00        -17.15%         N/A         N/A        -12.52%
SP Deutsche International Equity Portfolio          09/00        -18.59%         N/A         N/A        -20.83%
SP Growth Asset Allocation Portfolio                09/00        -18.69%         N/A         N/A        -16.20%
SP INVESCO Small Company Growth Portfolio           09/00        -31.47%         N/A         N/A        -28.61%
SP Jennison International Growth Portfolio          09/00        -23.90%         N/A         N/A        -33.15%
SP Large Cap Value Portfolio                        09/00        -17.80%         N/A         N/A        -10.86%
SP MFS Capital Opportunities Portfolio              09/00        -29.91%         N/A         N/A        -27.50%
SP Mid Cap Growth Portfolio                         09/00        -47.27%         N/A         N/A        -33.30%
SP PIMCO High Yield Portfolio                       09/00         -1.55%         N/A         N/A          0.90%
SP PIMCO Total Return Portfolio                     09/00          7.55%         N/A         N/A          8.45%
SP Prudential U.S. Emerging Growth Portfolio        09/00        -33.25%         N/A         N/A        -29.63%
SP Small/Mid Cap Value Portfolio                    09/00        -15.85%         N/A         N/A         -2.45%
SP Strategic Partners Focused Growth Portfolio      09/00        -26.55%         N/A         N/A        -27.37%
Janus Aspen Series--Growth Portfolio Service
  Shares                                            11/95        -27.99%       -3.45%        N/A          2.74%

     Table 3 shows the cumulative total return for subaccounts, assuming no withdrawal. This table assumes no deferred sales charges and no credit election.

                                    TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                               FIVE         TEN        FROM DATE
                                                                ONE YEAR      YEARS        YEARS      ESTABLISHED
                     FUND                           DATE         ENDED        ENDED        ENDED        THROUGH
                   PORTFOLIO                     ESTABLISHED   12/31/2002   12/31/2002   12/31/2002   12/31/2002
                   ---------                     -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                                  05/95        -32.15%      -16.23%         N/A       123.28%
Prudential Equity Portfolio                         06/83        -23.68%      -19.56%      135.72%      596.74%
Prudential Global Portfolio                         09/88        -26.44%      -13.51%      118.52%      145.20%
Prudential Stock Index Portfolio                    10/87        -23.53%      -11.49%      163.26%      540.84%
Prudential Value Portfolio                          02/88        -23.31%      -10.94%      168.37%      360.49%
SP Aggressive Growth Asset Allocation Portfolio     09/00        -23.51%         N/A          N/A       -25.12%
SP AIM Aggressive Growth Portfolio                  09/00        -22.32%         N/A          N/A       -36.53%
SP AIM Core Equity Portfolio                        09/00        -16.64%         N/A          N/A       -36.51%
SP Alliance Large Cap Growth Portfolio              09/00        -32.38%         N/A          N/A       -28.42%
SP Alliance Technology Portfolio                    09/00        -42.37%         N/A          N/A       -44.11%
SP Balanced Asset Allocation Portfolio              09/00        -13.18%         N/A          N/A        -9.36%
SP Conservative Asset Allocation Portfolio          09/00         -7.48%         N/A          N/A        -1.57%
SP Davis Value Portfolio                            09/00        -17.15%         N/A          N/A       -10.92%
SP Deutsche International Equity Portfolio          09/00        -18.59%         N/A          N/A       -27.73%
SP Growth Asset Allocation Portfolio                09/00        -18.69%         N/A          N/A       -17.67%
SP INVESCO Small Company Growth Portfolio           09/00        -31.47%         N/A          N/A       -32.12%
SP Jennison International Growth Portfolio          09/00        -23.90%         N/A          N/A       -47.32%
SP Large Cap Value Portfolio                        09/00        -17.80%         N/A          N/A        -6.31%
SP MFS Capital Opportunities Portfolio              09/00        -29.91%         N/A          N/A       -31.26%
SP Mid Cap Growth Portfolio                         09/00        -47.27%         N/A          N/A       -24.40%
SP PIMCO High Yield Portfolio                       09/00         -1.55%         N/A          N/A         3.66%
SP PIMCO Total Return Portfolio                     09/00          7.55%         N/A          N/A        11.79%
SP Prudential U.S. Emerging Growth Portfolio        09/00        -33.25%         N/A          N/A       -32.54%
SP Small/Mid Cap Value Portfolio                    09/00        -15.85%         N/A          N/A        12.32%
SP Strategic Partners Focused Growth Portfolio      09/00        -26.55%         N/A          N/A       -34.13%
Janus Aspen Series--Growth Portfolio Service
  Shares                                            11/95        -27.99%      -16.10%         N/A        68.13%

     The following three tables refer to contracts sold the later of May 1, 2003 or upon state approval. The three tables assume a daily insurance and administrative charge equal to 2.00% on an annual basis, a charge for the guaranteed minimum income benefit equal to 0.45% on an annual basis of the "GMIB protected value" as defined in the prospectus, an earnings appreciator benefit charge of 0.30% of the contract value and an income appreciator benefit charge of 0.25% of the contract value.

     Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for the period ended December 31, 2002 in each subaccount (other than the Money Market Subaccount). These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract. This table assumes deferred sales charges and no credit election.

                                    TABLE 1
                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                              FIVE         TEN        FROM DATE
                                                               ONE YEAR      YEARS        YEARS      ESTABLISHED
                     FUND                          DATE         ENDED        ENDED        ENDED        THROUGH
                  PORTFOLIO                     ESTABLISHED   12/31/2002   12/31/2002   12/31/2002   12/31/2002
                  ---------                     -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                                 05/95        -39.53%       -8.46%        N/A          0.73%
Prudential Equity Portfolio                        06/83        -31.13%       -9.32%       4.41%         3.89%
Prudential Global Portfolio                        09/88        -33.87%       -7.82%       4.17%        -0.14%
Prudential Stock Index Portfolio                   10/87        -30.99%       -7.36%       5.57%         5.56%
Prudential Value Portfolio                         02/88        -30.77%       -7.25%       5.77%         3.79%
SP Aggressive Growth Asset Allocation
  Portfolio                                        09/00        -30.96%         N/A         N/A        -23.28%
SP AIM Aggressive Growth Portfolio                 09/00        -29.78%         N/A         N/A        -28.28%
SP AIM Core Equity Portfolio                       09/00        -24.18%         N/A         N/A        -25.99%
SP Alliance Large Cap Growth Portfolio             09/00        -39.77%         N/A         N/A        -28.85%
SP Alliance Technology Portfolio                   09/00        -49.65%         N/A         N/A        -40.73%
SP Balanced Asset Allocation Portfolio             09/00        -20.72%         N/A         N/A        -11.61%
SP Conservative Asset Allocation Portfolio         09/00        -15.07%         N/A         N/A         -5.69%
SP Davis Value Portfolio                           09/00        -24.65%         N/A         N/A        -14.09%
SP Deutsche International Equity Portfolio         09/00        -26.07%         N/A         N/A        -22.36%
SP Growth Asset Allocation Portfolio               09/00        -26.18%         N/A         N/A        -17.75%
SP INVESCO Small Company Growth Portfolio          09/00        -38.85%         N/A         N/A        -30.10%
SP Jennison International Growth Portfolio         09/00        -31.36%         N/A         N/A        -34.65%
SP Large Cap Value Portfolio                       09/00        -25.30%         N/A         N/A        -12.43%
SP MFS Capital Opportunities Portfolio             09/00        -37.30%         N/A         N/A        -28.98%
SP Mid Cap Growth Portfolio                        09/00        -54.53%         N/A         N/A        -34.70%
SP PIMCO High Yield Portfolio                      09/00         -9.21%         N/A         N/A         -0.80%
SP PIMCO Total Return Portfolio                    09/00         -5.50%         N/A         N/A          1.94%
SP Prudential U.S. Emerging Growth Portfolio       09/00        -40.63%         N/A         N/A        -31.11%
SP Small/Mid Cap Value Portfolio                   09/00        -23.37%         N/A         N/A         -6.24%
SP Strategic Partners Focused Growth Portfolio     09/00        -33.98%         N/A         N/A        -28.89%
Janus Aspen Series--Growth Portfolio Service
  Shares                                           11/95        -35.40%       -8.43%        N/A         -1.64%

     Table 2 shows the average annual rates of return using the same assumptions as in Table 1 on the previous page, but assumes that the investments are not withdrawn at the end of the period. This table assumes no deferred sales charges and no credit election.

                                    TABLE 2
      NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                  FIVE         TEN        FROM DATE
                                                                   ONE YEAR      YEARS        YEARS      ESTABLISHED
                       FUND                            DATE         ENDED        ENDED        ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED   12/31/2002   12/31/2002   12/31/2002   12/31/2002
                    ---------                       -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                                     05/95        -33.23%       -6.73%         N/A         0.73%
Prudential Equity Portfolio                            06/83        -24.83%       -7.53%        1.49%        3.89%
Prudential Global Portfolio                            09/88        -27.57%       -6.14%        0.89%       -0.14%
Prudential Stock Index Portfolio                       10/87        -24.69%       -5.71%        2.65%        5.56%
Prudential Value Portfolio                             02/88        -24.47%       -5.61%        2.88%        3.79%
SP Aggressive Growth Asset Allocation Portfolio        09/00        -24.66%         N/A          N/A       -23.28%
SP AIM Aggressive Growth Portfolio                     09/00        -23.48%         N/A          N/A       -28.28%
SP AIM Core Equity Portfolio                           09/00        -17.88%         N/A          N/A       -25.99%
SP Alliance Large Cap Growth Portfolio                 09/00        -33.47%         N/A          N/A       -28.85%
SP Alliance Technology Portfolio                       09/00        -43.35%         N/A          N/A       -40.73%
SP Balanced Asset Allocation Portfolio                 09/00        -14.42%         N/A          N/A       -11.61%
SP Conservative Asset Allocation Portfolio             09/00         -8.77%         N/A          N/A        -5.69%
SP Davis Value Portfolio                               09/00        -18.35%         N/A          N/A       -14.09%
SP Deutsche International Equity Portfolio             09/00        -19.77%         N/A          N/A       -22.36%
SP Growth Asset Allocation Portfolio                   09/00        -19.88%         N/A          N/A       -17.75%
SP INVESCO Small Company Growth Portfolio              09/00        -32.55%         N/A          N/A       -30.10%
SP Jennison International Growth Portfolio             09/00        -25.06%         N/A          N/A       -34.65%
SP Large Cap Value Portfolio                           09/00        -19.00%         N/A          N/A       -12.43%
SP MFS Capital Opportunities Portfolio                 09/00        -31.00%         N/A          N/A       -28.98%
SP Mid Cap Growth Portfolio                            09/00        -48.23%         N/A          N/A       -34.70%
SP PIMCO High Yield Portfolio                          09/00         -2.91%         N/A          N/A        -0.80%
SP PIMCO Total Return Portfolio                        09/00          0.80%         N/A          N/A         1.94%
SP Prudential U.S. Emerging Growth Portfolio           09/00        -34.33%         N/A          N/A       -31.11%
SP Small/Mid Cap Value Portfolio                       09/00        -17.07%         N/A          N/A        -6.24%
SP Strategic Partners Focused Growth Portfolio         09/00        -27.68%         N/A          N/A       -28.89%
Janus Aspen Series--Growth Portfolio Service
  Shares                                               11/95        -29.10%       -6.71%         N/A        -1.64%

     Table 3 shows the cumulative total return for subaccounts investing in portfolios. This table assumes no deferred sales charges and no credit election.

                                    TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                                  FIVE         TEN        FROM DATE
                                                                   ONE YEAR      YEARS        YEARS      ESTABLISHED
                       FUND                            DATE         ENDED        ENDED        ENDED        THROUGH
                    PORTFOLIO                       ESTABLISHED   12/31/2002   12/31/2002   12/31/2002   12/31/2002
                    ---------                       -----------   ----------   ----------   ----------   -----------
Jennison Portfolio                                     05/95        -33.23%      -29.43%        N/A         57.87%
Prudential Equity Portfolio                            06/83        -24.83%      -32.39%      53.89%       179.44%
Prudential Global Portfolio                            09/88        -27.57%      -27.16%      50.47%        35.13%
Prudential Stock Index Portfolio                       10/87        -24.69%      -25.48%      71.89%       200.92%
Prudential Value Portfolio                             02/88        -24.47%      -25.08%      75.23%       129.37%
SP Aggressive Growth Asset Allocation Portfolio        09/00        -24.66%         N/A         N/A        -27.12%
SP AIM Aggressive Growth Portfolio                     09/00        -23.48%         N/A         N/A        -38.32%
SP AIM Core Equity Portfolio                           09/00        -17.88%         N/A         N/A        -38.30%
SP Alliance Large Cap Growth Portfolio                 09/00        -33.47%         N/A         N/A        -30.39%
SP Alliance Technology Portfolio                       09/00        -43.35%         N/A         N/A        -45.78%
SP Balanced Asset Allocation Portfolio                 09/00        -14.42%         N/A         N/A        -11.65%
SP Conservative Asset Allocation Portfolio             09/00         -8.77%         N/A         N/A         -4.02%
SP Davis Value Portfolio                               09/00        -18.35%         N/A         N/A        -13.17%
SP Deutsche International Equity Portfolio             09/00        -19.77%         N/A         N/A        -29.66%
SP Growth Asset Allocation Portfolio                   09/00        -19.88%         N/A         N/A        -19.81%
SP INVESCO Small Company Growth Portfolio              09/00        -32.55%         N/A         N/A        -34.01%
SP Jennison International Growth Portfolio             09/00        -25.06%         N/A         N/A        -48.90%
SP Large Cap Value Portfolio                           09/00        -19.00%         N/A         N/A         -8.64%
SP MFS Capital Opportunities Portfolio                 09/00        -31.00%         N/A         N/A        -33.14%
SP Mid Cap Growth Portfolio                            09/00        -48.23%         N/A         N/A        -26.39%
SP PIMCO High Yield Portfolio                          09/00         -2.91%         N/A         N/A          1.13%
SP PIMCO Total Return Portfolio                        09/00          0.80%         N/A         N/A          3.63%
SP Prudential U.S. Emerging Growth Portfolio           09/00        -34.33%         N/A         N/A        -34.43%
SP Small/Mid Cap Value Portfolio                       09/00        -17.07%         N/A         N/A          4.13%
SP Strategic Partners Focused Growth Portfolio         09/00        -27.68%         N/A         N/A        -36.00%
Janus Aspen Series--Growth Portfolio Service
  Shares                                               11/95        -29.10%      -29.33%        N/A         25.22%

MONEY MARKET SUBACCOUNT YIELD

     The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund.

     The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 2002 were -0.57% and -0.57%, assuming election of the base death benefit only (1.65% annually). The "yield" and "effective yield" were -0.91% and -0.91%, assuming election of the Guaranteed Minimum Death Benefit Option greater of roll-up and step-up (2.00% annually).

     The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

     The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = ([base period return + 1] 365/7)-1.

     The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not necessarily an indication of future yields.

              COMPARATIVE PERFORMANCE INFORMATION AND ADVERTISING

     Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, The New York Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

     Reports or advertising may also include the use of tax deferred compounding charts, hypothetical pay-in illustrations, and charts describing the power of tax deferred compounding on the bonus payment.

                               FEDERAL TAX STATUS

OTHER TAX RULES.

     1.  DIVERSIFICATION.

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life believes the underlying variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life reserves the right to make such changes as it deems necessary to assure that the Contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contract owners and will be made with such notice to affected contract owners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the Contract will not be taxed as an annuity and increases in the value of the Contract will be subject to tax.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.

     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the Contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  GENERATION-SKIPPING TRANSFERS.

     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

                           STATE SPECIFIC VARIATIONS

     Some of the states in which the Strategic Partners FlexElite variable annuity contract is currently sold (or is expected to be sold) require us to modify the contract in certain respects. We describe below the more salient of those state-specific variations. As state insurance departments continue their review of the Strategic Partners FlexElite variable annuity contract, additional state-specific variations may arise. The most recent version of the contract was introduced beginning on May 1, 2003, with the product introduction in several states commencing after that date. Consult your contract for additional details.

        - The market value adjustment option is not available in Maryland, Oregon, and Washington.

        - The transfer fee will never exceed $10 for contracts issued in Florida and Texas.

        - Although we do not have the right to refuse subsequent purchase payments for contracts issued in Maryland, New Jersey, Pennsylvania, Oregon, Texas, or Virginia, we do impose a maximum annual purchase payment limit of $2 million and a maximum aggregate purchase payment limit of $7 million. (1)

        - For contracts issued in Pennsylvania, state law prevents us from waiving withdrawal charges because of terminal illness.

        - The credit option is not available in Connecticut and Oregon. (2)

        - The Earnings Appreciator Benefit is not available in Minnesota, North Dakota and Washington. (3)

        - The Income Appreciator Benefit is not available in Minnesota.

        - The Guaranteed Minimum Income Benefit is not available in North Dakota and Oregon.

        - For contracts issued in Alabama, Maryland, Massachusetts, Pennsylvania, and Washington, if you elect the credit at the end of the third contract year, the withdrawal charges are 7%, 6%, 5%. If you elect the credit again at the end of the sixth contract year, the withdrawal charges are 4%, 3%, 2%. (4)

        - For contracts issued in New Jersey, if you elect the credit at the end of the third contract year, the withdrawal charges are 7%, 7%, 7%. If you elect the credit again at the end of the sixth contract year, the withdrawal charges are 7%, 6%, 5%. (2)

        - When you enter the income phase of a contract issued in Florida, Maryland, Massachusetts, Oregon or Washington: (5)

             -- No withdrawal charges are permitted;

             -- If you select Income Option 1 -- Annuity Payments For A Fixed
                Period, the minimum period you can elect is 10 years; (6)

             -- Option 3 -- Interest Payment Option is not available; and

             -- In Florida, the annuity date can be as early as the first contract anniversary.

        - The guaranteed minimum death benefit "roll-up value" option is not available for contracts issued in Washington.

        - In New Jersey, you can elect either the Guaranteed Minimum Death Benefit or the Earnings Appreciator Benefit; you cannot elect both. (2)

        - In Oregon and Texas, we do not impose the market timing restrictions discussed in Section 2 of the prospectus. (2)

        - Oregon does not permit joint ownership of the contract. (7)

        - Joint owners are not limited to spouses for the base death benefit in Pennsylvania. (7)
---------------
(1) The limitation in Virginia applies only to contracts sold on or after May 1, 2003.
(2) The limitation applies only to contracts sold on or after May 1, 2003.
(3) In North Dakota, however, the EAB is available for contracts sold on or after May 1, 2003.
(4) In Maryland, Pennsylvania and Washington, these reduced withdrawal charges apply to both versions of the contract. In Alabama and Massachusetts, these reduced withdrawal charges apply only to contracts sold on or after May 1, 2003.
(5) The limitations in Florida and Massachusetts apply only to contracts sold on or after May 1, 2003.
(6) In Option 1 -- Annuity Payments For A Fixed Period, the minimum period you can elect is 5 years for contracts sold prior to May 1, 2003.
(7) The limitation applies only to contracts sold prior to May 1, 2003.

                             DIRECTORS AND OFFICERS

     The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                            DIRECTORS OF PRUCO LIFE

     JAMES J. AVERY, JR., Vice Chairman and Director -- President, Prudential Individual Life Insurance since 1998; prior to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group.

     VIVIAN L. BANTA, Chairman and Director -- Vice Chairman, Insurance Division, Prudential Financial since 2002; 2000 to 2002: Executive Vice President, Individual Financial Services, U.S. Consumer Group; 1998 to 1999:
Consultant, Individual Financial Services.

     RICHARD J. CARBONE, Director -- Senior Vice President and Chief Financial Officer since 1997.

     HELEN M. GALT, Director -- Company Actuary, Prudential since 1993.

     RONALD P. JOELSON, Director -- Senior Vice President, Prudential Asset, Liability and Risk Management since 1999; prior to 1999: President, Guaranteed Products, Prudential Institutional.

     ANDREW J. MAKO, President and Director -- Vice President, Finance, Insurance Division since 1999; prior to 1999: Vice President, Business Performance Management Group.

     DAVID R. ODENATH, JR., Director -- President, Annuities, since 2003; 1999 to 2003: President, Prudential Investments; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber.

                         OFFICERS WHO ARE NOT DIRECTORS

     C. EDWARD CHAPLIN, Treasurer -- Senior Vice President and Treasurer, Prudential since 2000; prior to 2000, Vice President and Treasurer, Prudential.

     THOMAS F. HIGGINS, Senior Vice President -- Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999:
Vice President, Mutual Funds, Prudential Individual Financial Services; prior to 1998: Principal, Mutual Fund Operations, The Vanguard Group.

     CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary -- Chief Counsel, Variable Products, Prudential Law Department since 1995.

     MELODY C. MCDAID, Senior Vice President -- Vice President and Site Executive, Prudential Financial Services Customer Service Office since 1995.

     ESTHER H. MILNES, Senior Vice President -- Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group.

     JAMES M. O'CONNOR, Senior Vice President and Actuary -- Vice President, Guaranteed Products since 2001; 1998 to 2000: Corporate Vice President, Guaranteed Products; prior to 1998: Corporate Actuary, Prudential Investments.

     SHIRLEY H. SHAO, Senior Vice President and Chief Actuary -- Vice President and Actuary, Prudential since 1996.

     WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer -- Vice President, Insurance Division, Prudential Financial since 2002; 2000 to 2002:
Vice President and IFS Controller, Prudential Enterprise Financial Management; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management; prior to 1999: Vice President, Accounting, Enterprise Financial Management.

     The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

     Pruco Life directors and officers are elected annually.

                              FINANCIAL STATEMENTS

     The following financial statements describe the financial condition of Pruco Life as well as the Pruco Life Flexible Premium Variable Annuity Account. The Pruco Life Flexible Premium Variable Annuity Account includes subaccounts that support the Strategic Partners FlexElite contracts, as well as subaccounts supporting other variable annuities issued by Pruco Life.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2002

                                                                              SUBACCOUNTS
                                            --------------------------------------------------------------------------------

                                              PRUDENTIAL                                       PRUDENTIAL
                                                MONEY         PRUDENTIAL       PRUDENTIAL         STOCK          PRUDENTIAL
                                               MARKET          EQUITY            VALUE            INDEX            GLOBAL
                                              PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                            -------------   -------------    -------------    -------------    -------------
ASSETS
  Investment in the portfolios, at value    $ 492,182,305   $ 371,344,804    $ 315,497,893    $ 506,071,198    $  90,783,389
                                            -------------   -------------    -------------    -------------    -------------
  Net Assets ............................   $ 492,182,305   $ 371,344,804    $ 315,497,893    $ 506,071,198    $  90,783,389
                                            =============   =============    =============    =============    =============

NET ASSETS, representing:
  Accumulation units ....................   $ 492,182,305   $ 371,344,804    $ 315,497,893    $ 506,071,198    $  90,783,389
                                            -------------   -------------    -------------    -------------    -------------
                                            $ 492,182,305   $ 371,344,804    $ 315,497,893    $ 506,071,198    $  90,783,389
                                            =============   =============    =============    =============    =============

  Units outstanding .....................     416,179,436     308,350,995      213,942,267      410,343,936       89,622,369
                                            =============   =============    =============    =============    =============

  Portfolio shares held .................      49,218,231      23,577,448       22,945,301       21,007,522        7,998,536
  Portfolio net asset value per share ...   $       10.00   $       15.75    $       13.75    $       24.09    $       11.35
  Investment in portfolio shares, at cost   $ 492,182,305   $ 678,128,087    $ 483,607,194    $ 724,804,823    $ 167,115,652



STATEMENTS OF OPERATIONS
For the year ended December 31, 2002

                                                                              SUBACCOUNTS
                                            --------------------------------------------------------------------------------

                                              PRUDENTIAL                                       PRUDENTIAL
                                                MONEY         PRUDENTIAL       PRUDENTIAL         STOCK          PRUDENTIAL
                                               MARKET          EQUITY            VALUE            INDEX            GLOBAL
                                              PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                            -------------   -------------    -------------    -------------    -------------
INVESTMENT INCOME
  Dividend income .......................   $   7,612,299   $   3,886,952    $   5,150,628    $   7,416,505    $   1,197,102
                                            -------------   -------------    -------------    -------------    -------------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and
    for administration ..................       7,165,423       6,578,518        5,520,428        8,748,914        1,586,497
                                            -------------   -------------    -------------    -------------    -------------

NET INVESTMENT INCOME (LOSS) ............         446,876      (2,691,566)        (369,800)      (1,332,409)        (389,395)
                                            -------------   -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
  Capital gains distributions received ..               0               0                0        5,231,877                0
  Realized gain (loss) on shares redeemed               0     (64,150,308)     (32,276,875)     (38,730,507)     (13,852,186)
  Net change in unrealized gain (loss)
    on investments ......................               0     (61,865,627)     (74,635,906)    (137,153,904)     (19,932,167)
                                            -------------   -------------    -------------    -------------    -------------

NET GAIN (LOSS) ON INVESTMENTS ..........               0    (126,015,935)    (106,912,781)    (170,652,534)     (33,784,353)
                                            -------------   -------------    -------------    -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $     446,876   $(128,707,501)   $(107,282,581)   $(171,984,943)   $ (34,173,748)
                                            =============   =============    =============    =============    =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A1

                                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                    PRUDENTIAL                                         PRUDENTIAL                                       JANUS ASPEN
                    SP ALLIANCE      PRUDENTIAL       PRUDENTIAL       SP INVESCO      PRUDENTIAL       PRUDENTIAL        GROWTH
  PRUDENTIAL        LARGE CAP        SP DAVIS     SP SMALL/MID CAP   SMALL COMPANY      SP PIMCO         SP PIMCO        PORTFOLIO -
  JENNISON           GROWTH            VALUE            VALUE            GROWTH       TOTAL RETURN      HIGH YIELD        SERVICE
  PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO        PORTFOLIO         SHARES
-------------     -------------    -------------  ----------------   -------------    -------------    ------------    -------------

$ 521,576,793     $  19,330,887    $  81,448,725    $  59,474,299    $   9,683,223    $ 320,161,686    $ 50,232,062    $  9,935,444
-------------     -------------    -------------    -------------    -------------    -------------    ------------    ------------
$ 521,576,793     $  19,330,887    $  81,448,725    $  59,474,299    $   9,683,223    $ 320,161,686    $ 50,232,062    $  9,935,444
=============     =============    =============    =============    =============    =============    ============    ============


$ 521,576,793     $  19,330,887    $  81,448,725    $  59,474,299    $   9,683,223    $ 320,161,686    $ 50,232,062    $  9,935,444
-------------     -------------    -------------    -------------    -------------    -------------    ------------    ------------
$ 521,576,793     $  19,330,887    $  81,448,725    $  59,474,299    $   9,683,223    $ 320,161,686    $ 50,232,062    $  9,935,444
=============     =============    =============    =============    =============    =============    ============    ============

  470,005,008        36,086,876      106,230,212       67,382,754       17,602,579      282,336,590      49,942,623      19,693,074
=============     =============    =============    =============    =============    =============    ============    ============

   40,780,046         3,843,119       10,688,809        6,144,039        2,000,666       28,059,745       5,477,869         686,149
$       12.79     $        5.03    $        7.62    $        9.68    $        4.84    $       11.41    $       9.17    $      14.48
$ 962,759,526     $  26,810,907    $  94,407,685    $  67,585,328    $  12,507,421    $ 307,855,769    $ 52,537,963    $ 14,264,496



                                                     SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                    PRUDENTIAL                                         PRUDENTIAL                                       JANUS ASPEN
                    SP ALLIANCE      PRUDENTIAL       PRUDENTIAL       SP INVESCO      PRUDENTIAL      PRUDENTIAL         GROWTH
  PRUDENTIAL        LARGE CAP        SP DAVIS     SP SMALL/MID CAP   SMALL COMPANY      SP PIMCO        SP PIMCO         PORTFOLIO -
  JENNISON           GROWTH            VALUE            VALUE            GROWTH       TOTAL RETURN     HIGH YIELD         SERVICE
  PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO       PORTFOLIO          SHARES
-------------     -------------    -------------  ----------------   -------------    -------------   -------------    -------------

$   1,384,601     $           0    $       8,162    $     281,727    $           0    $   6,051,917    $  2,838,326    $          0
-------------     -------------    -------------    -------------    -------------    -------------    ------------    ------------



    9,747,353           299,198        1,157,742          763,633          140,646        3,012,429         577,707         158,231
-------------     -------------    -------------    -------------    -------------    -------------    ------------    ------------

   (8,362,752)         (299,198)      (1,149,580)        (481,906)        (140,646)       3,039,488       2,260,619        (158,231)
-------------     -------------    -------------    -------------    -------------    -------------    ------------    ------------



            0                 0                0                0                0            4,680               0               0
  (91,903,557)         (813,785)      (1,258,856)        (714,528)        (511,300)         235,632        (351,812)       (724,701)
 (173,957,946)       (6,421,505)     (11,726,731)      (9,241,838)      (2,782,000)      13,517,431      (1,851,730)     (2,566,795)
-------------     -------------    -------------    -------------    -------------    -------------    ------------    ------------

 (265,861,503)       (7,235,290)     (12,985,587)      (9,956,366)      (3,293,300)      13,757,743      (2,203,542)     (3,291,496)
-------------     -------------    -------------    -------------    -------------    -------------    ------------    ------------


$(274,224,255)    $  (7,534,488)   $ (14,135,167)   $ (10,438,272)   $  (3,433,946)   $  16,797,231    $     57,077    $ (3,449,727)
=============     =============    =============    =============    =============    =============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A2

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2002

                                                                              SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                                               PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL       PRUDENTIAL     SP STRATEGIC    PRUDENTIAL
                                               SP LARGE         SP AIM       SP MFS CAPITAL     PARTNERS      SP MID CAP
                                               CAP VALUE      CORE EQUITY     OPPORTUNITIES  FOCUSED GROWTH     GROWTH
                                               PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                              -----------     -----------    --------------  --------------   -----------
ASSETS
  Investment in the portfolios, at value      $33,366,606     $12,421,344     $ 8,169,276     $ 9,833,771     $14,900,317
                                              -----------     -----------     -----------     -----------     -----------
  Net Assets ............................     $33,366,606     $12,421,344     $ 8,169,276     $ 9,833,771     $14,900,317
                                              ===========     ===========     ===========     ===========     ===========

NET ASSETS, representing:
  Accumulation units ....................     $33,366,606     $12,421,344     $ 8,169,276     $ 9,833,771     $14,900,317
                                              -----------     -----------     -----------     -----------     -----------
                                              $33,366,606     $12,421,344     $ 8,169,276     $ 9,833,771     $14,900,317
                                              ===========     ===========     ===========     ===========     ===========

  Units outstanding .....................      42,897,472      20,904,953      15,206,603      17,955,613      33,701,939
                                              ===========     ===========     ===========     ===========     ===========

  Portfolio shares held .................       4,272,293       2,250,243       1,633,855       1,955,024       3,643,109
  Portfolio net asset value per share ...     $      7.81     $      5.52     $      5.00     $      5.03     $      4.09
  Investment in portfolio shares, at cost     $38,984,325     $14,894,185     $11,098,192     $12,878,629     $23,339,377



STATEMENTS OF OPERATIONS
For the year ended December 31, 2002

                                                                              SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                                                               PRUDENTIAL
                                              PRUDENTIAL      PRUDENTIAL       PRUDENTIAL     SP STRATEGIC    PRUDENTIAL
                                               SP LARGE         SP AIM       SP MFS CAPITAL     PARTNERS      SP MID CAP
                                               CAP VALUE      CORE EQUITY     OPPORTUNITIES  FOCUSED GROWTH     GROWTH
                                               PORTFOLIO       PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
                                              -----------     -----------    --------------  --------------   -----------
INVESTMENT INCOME
  Dividend income .......................     $   357,813     $         0     $         0     $         0     $         0
                                              -----------     -----------     -----------     -----------     -----------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and
    for administration ..................         444,117         184,848         127,999         138,916         221,740
                                              -----------     -----------     -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS) ............         (86,304)       (184,848)       (127,999)       (138,916)       (221,740)
                                              -----------     -----------     -----------     -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
  Capital gains distributions received ..               0               0               0               0               0
  Realized gain (loss) on shares redeemed        (593,886)       (571,764)       (754,875)       (345,276)     (1,818,320)
  Net change in unrealized gain (loss)
    on investments ......................      (5,296,801)     (1,462,930)     (2,039,985)     (2,317,799)     (7,375,545)
                                              -----------     -----------     -----------     -----------     -----------

NET GAIN (LOSS) ON INVESTMENTS ..........      (5,890,687)     (2,034,694)     (2,794,860)     (2,663,075)     (9,193,865)
                                              -----------     -----------     -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............     $(5,976,991)    $(2,219,542)    $(2,922,859)    $(2,801,991)    $(9,415,605)
                                              ===========     ===========     ===========     ===========     ===========





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A3

                                                        SUBACCOUNTS (CONTINUED)
   -----------------------------------------------------------------------------------------------------------------------------
                    PRUDENTIAL                      PRUDENTIAL      PRUDENTIAL      PRUDENTIAL      PRUDENTIAL      PRUDENTIAL
   SP PRUDENTIAL      SP AIM        PRUDENTIAL    SP CONSERVATIVE   SP BALANCED      SP GROWTH     SP AGGRESSIVE    SP JENNISON
   U.S. EMERGING    AGGRESSIVE      SP ALLIANCE        ASSET           ASSET           ASSET       GROWTH ASSET    INTERNATIONAL
      GROWTH          GROWTH        TECHNOLOGY      ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        GROWTH
     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
   -------------   ------------    ------------   ---------------  ------------    ------------    ------------    -------------

   $ 21,753,141    $  7,496,083    $  5,698,287    $111,677,492    $138,129,868    $ 88,202,145    $ 13,525,393    $ 14,017,136
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $ 21,753,141    $  7,496,083    $  5,698,287    $111,677,492    $138,129,868    $ 88,202,145    $ 13,525,393    $ 14,017,136
   ============    ============    ============    ============    ============    ============    ============    ============


   $ 21,753,141    $  7,496,083    $  5,698,287    $111,677,492    $138,129,868    $ 88,202,145    $ 13,525,393    $ 14,017,136
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
   $ 21,753,141    $  7,496,083    $  5,698,287    $111,677,492    $138,129,868    $ 88,202,145    $ 13,525,393    $ 14,017,136
   ============    ============    ============    ============    ============    ============    ============    ============

     41,583,996      13,147,893      15,633,504     121,340,682     166,933,696     120,051,807      20,717,277      28,227,755
   ============    ============    ============    ============    ============    ============    ============    ============

      4,648,107       1,461,225       1,700,981      12,191,866      17,352,998      12,895,050       2,292,439       3,321,596
   $       4.68    $       5.13    $       3.35    $       9.16    $       7.96    $       6.84    $       5.90    $       4.22
   $ 29,584,748    $  9,403,309    $  9,911,911    $114,788,676    $149,501,434    $100,395,022    $ 16,322,454    $ 18,226,930



                                                        SUBACCOUNTS (CONTINUED)
   -----------------------------------------------------------------------------------------------------------------------------
                    PRUDENTIAL                      PRUDENTIAL      PRUDENTIAL      PRUDENTIAL      PRUDENTIAL      PRUDENTIAL
   SP PRUDENTIAL      SP AIM        PRUDENTIAL    SP CONSERVATIVE   SP BALANCED      SP GROWTH     SP AGGRESSIVE    SP JENNISON
   U.S. EMERGING    AGGRESSIVE      SP ALLIANCE        ASSET           ASSET           ASSET       GROWTH ASSET    INTERNATIONAL
      GROWTH          GROWTH        TECHNOLOGY      ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION        GROWTH
     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
   -------------   ------------    ------------   ---------------  ------------    ------------    ------------    -------------

   $          0    $          0    $          0    $    211,195    $          0    $          0    $          0    $          0
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



        312,497         101,694          97,975       1,175,085       1,587,149       1,053,456         167,207         209,374
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       (312,497)       (101,694)        (97,975)       (963,890)     (1,587,149)     (1,053,456)       (167,207)       (209,374)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



              0               0               0          49,684          81,061          21,217               0               0
       (916,588)       (221,186)       (898,885)       (757,040)     (1,400,341)     (1,486,642)       (424,927)       (809,892)
     (6,899,472)     (1,285,803)     (2,668,607)     (3,306,489)    (10,938,319)    (11,208,354)     (2,374,402)     (2,302,189)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (7,816,060)     (1,506,989)     (3,567,492)     (4,013,845)    (12,257,599)    (12,673,779)     (2,799,329)     (3,112,081)
   ------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   $ (8,128,557)   $ (1,608,683)   $ (3,665,467)   $ (4,977,735)   $(13,844,748)   $(13,727,235)   $ (2,966,536)   $ (3,321,455)
   ============    ============    ============    ============    ============    ============    ============    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A4

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2002

                                                                             SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             PRUDENTIAL
                                             SP DEUTSCHE     EVERGREEN      EVERGREEN      EVERGREEN      EVERGREEN
                                            INTERNATIONAL   EVG CAPITAL        EVG        EVG GLOBAL         EVG
                                                EQUITY        GROWTH       FOUNDATION       LEADERS        GROWTH
                                              PORTFOLIO        FUND           FUND           FUND           FUND
                                             -----------    -----------    -----------    -----------    -----------
ASSETS
  Investment in the portfolios, at value     $20,520,915    $     5,003    $     5,658    $     4,436    $     3,331
                                             -----------    -----------    -----------    -----------    -----------
  Net Assets ............................    $20,520,915    $     5,003    $     5,658    $     4,436    $     3,331
                                             ===========    ===========    ===========    ===========    ===========

NET ASSETS, representing:
  Accumulation units ....................    $20,520,915    $     5,003    $     5,658    $     4,436    $     3,331
                                             -----------    -----------    -----------    -----------    -----------
                                             $20,520,915    $     5,003    $     5,658    $     4,436    $     3,331
                                             ===========    ===========    ===========    ===========    ===========

  Units outstanding .....................     31,180,145          7,210          6,679          5,512          4,532
                                             ===========    ===========    ===========    ===========    ===========

  Portfolio shares held .................      3,375,150            463            492            452            382
  Portfolio net asset value per share ...    $      6.08    $     10.80    $     11.51    $      9.82    $      8.72
  Investment in portfolio shares, at cost    $24,578,878    $     6,240    $     6,147    $     5,279    $     3,939



STATEMENTS OF OPERATIONS
For the year ended December 31, 2002

                                                                             SUBACCOUNTS
                                             --------------------------------------------------------------------------
                                             PRUDENTIAL
                                             SP DEUTSCHE     EVERGREEN      EVERGREEN      EVERGREEN      EVERGREEN
                                            INTERNATIONAL   EVG CAPITAL        EVG        EVG GLOBAL         EVG
                                                EQUITY        GROWTH       FOUNDATION       LEADERS        GROWTH
                                              PORTFOLIO        FUND           FUND           FUND*          FUND*
                                             -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME
  Dividend income .......................    $         0    $        23    $       138    $        34    $         0
                                             -----------    -----------    -----------    -----------    -----------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and
    for administration ..................        284,747             83            685             48             35
                                             -----------    -----------    -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS) ............       (284,747)           (60)          (547)           (14)           (35)
                                             -----------    -----------    -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
  Capital gains distributions received ..              0             26              0              0              0
  Realized gain (loss) on shares redeemed       (310,931)          (101)        (6,195)            (6)            (6)
  Net change in unrealized gain (loss)
    on investments ......................     (2,770,902)        (1,521)          (101)          (843)          (608)
                                             -----------    -----------    -----------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS ..........     (3,081,833)        (1,596)        (6,296)          (849)          (614)
                                             -----------    -----------    -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............    $(3,366,580)   $    (1,656)   $    (6,843)   $      (863)   $      (649)
                                             ===========    ===========    ===========    ===========    ===========

* Became available February 4, 2002


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A5

---------------------------

  EVERGREEN      EVERGREEN
     EVG         EVG SMALL
    OMEGA        CAP VALUE
    FUND           FUND
 -----------    -----------


 $    16,705    $    41,551
 -----------    -----------
 $    16,705    $    41,551
 ===========    ===========


 $    16,705    $    41,551
 -----------    -----------
 $    16,705    $    41,551
 ===========    ===========

      22,447         48,225
 ===========    ===========

       1,548          3,902
 $     10.79    $     10.65
 $    18,926    $    44,471









  SUBACCOUNTS (CONTINUED)
---------------------------

  EVERGREEN      EVERGREEN
     EVG         EVG SMALL
    OMEGA        CAP VALUE
    FUND           FUND
 -----------    -----------


 $         0    $        56
 -----------    -----------




         149            241
 -----------    -----------

        (149)          (185)
 -----------    -----------



           0            894
         (56)           (30)

      (2,389)        (3,175)
 -----------    -----------

      (2,445)        (2,311)
 -----------    -----------


 $    (2,594)   $    (2,496)
 ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A6

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and 2001

                                                                                    SUBACCOUNTS
                                                   ---------------------------------------------------------------------------
                                                                 PRUDENTIAL                             PRUDENTIAL
                                                                MONEY MARKET                              EQUITY
                                                                 PORTFOLIO                              PORTFOLIO
                                                   -----------------------------------     -----------------------------------
                                                      01/01/2002         01/01/2001           01/01/2002          01/01/2001
                                                          TO                 TO                   TO                  TO
                                                      12/31/2002         12/31/2001           12/31/2002          12/31/2001
                                                   ---------------     ---------------     ---------------     ---------------
OPERATIONS
     Net investment income (loss) .............    $       446,876     $    10,959,280     $    (2,691,566)    $    (3,745,075)
     Capital gains distributions received .....                  0                   0                   0          34,915,525
     Realized gain (loss) on shares redeemed ..                  0                   0         (64,150,308)        (36,335,633)
     Net change in unrealized gain (loss) on
       investments ............................                  0                   0         (61,865,627)        (86,897,301)
                                                   ---------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................            446,876          10,959,280        (128,707,501)        (92,062,484)
                                                   ---------------     ---------------     ---------------     ---------------

CONTRACT OWNER TRANSACTIONS
     Contract owner net payments ..............         91,207,610         118,635,969           5,648,202          13,473,163
     Surrenders, withdrawals and death benefits       (157,779,516)       (100,999,963)        (57,038,742)        (71,024,653)
     Net transfers between other subaccounts
       or fixed rate option ...................         45,716,839         136,630,101         (27,070,339)        (26,292,785)
     Withdrawal charge ........................           (218,410)           (103,527)           (229,740)           (241,755)
                                                   ---------------     ---------------     ---------------     ---------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT
     OWNER TRANSACTIONS .......................        (21,073,477)        154,162,580         (78,690,619)        (84,086,030)
                                                   ---------------     ---------------     ---------------     ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......        (20,626,601)        165,121,860        (207,398,120)       (176,148,514)

NET ASSETS
     Beginning of period ......................        512,808,906         347,687,046         578,742,924         754,891,438
                                                   ---------------     ---------------     ---------------     ---------------
     End of period ............................    $   492,182,305     $   512,808,906     $   371,344,804     $   578,742,924
                                                   ===============     ===============     ===============     ===============



   Beginning units ............................        424,217,942         287,224,387         365,793,095         417,658,568
                                                   ---------------     ---------------     ---------------     ---------------
   Units issued ...............................        624,320,650       1,006,793,912          13,835,019          23,098,144
   Units redeemed .............................       (632,359,156)       (869,800,357)        (71,277,119)        (74,963,617)
                                                   ---------------     ---------------     ---------------     ---------------
   Ending units ...............................        416,179,436         424,217,942         308,350,995         365,793,095
                                                   ===============     ===============     ===============     ===============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A7

                                                    SUBACCOUNTS (CONTINUED)
    -------------------------------------------------------------------------------------------------------------------
                 PRUDENTIAL                             PRUDENTIAL                              PRUDENTIAL
                   VALUE                               STOCK INDEX                               GLOBAL
                 PORTFOLIO                              PORTFOLIO                               PORTFOLIO
    -----------------------------------     -----------------------------------     -----------------------------------
       01/01/2002          01/01/2001          01/01/2002          01/01/2001          01/01/2002         01/01/2001
           TO                  TO                  TO                  TO                  TO                 TO
       12/31/2002          12/31/2001          12/31/2002          12/31/2001          12/31/2002         12/31/2001
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

    $      (369,800)    $       879,768     $    (1,332,409)    $    (3,348,032)    $      (389,395)    $    (1,609,878)
                  0          47,354,518           5,231,877          44,581,212                   0          35,164,353
        (32,276,875)        (10,007,113)        (38,730,507)         (3,903,256)        (13,852,186)         (6,096,526)

        (74,635,906)        (58,365,346)       (137,153,904)       (164,509,678)        (19,932,167)        (60,914,372)
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------


       (107,282,581)        (20,138,173)       (171,984,943)       (127,179,754)        (34,173,748)        (33,456,423)
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------


          6,952,577          10,978,795          21,773,753          35,045,210           4,534,368           9,954,982
        (50,028,707)        (54,677,148)        (68,583,672)        (83,585,504)        (11,643,430)        (15,060,788)

        (17,055,775)         (9,447,394)        (28,176,813)        (31,506,086)         (6,886,254)         (1,727,413)
           (190,117)           (194,242)           (328,685)           (327,780)            (54,997)            (53,822)
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------



        (60,322,022)        (53,339,989)        (75,315,417)        (80,374,160)        (14,050,313)         (6,887,041)
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------

       (167,604,603)        (73,478,162)       (247,300,360)       (207,553,914)        (48,224,061)        (40,343,464)


        483,102,496         556,580,658         753,371,558         960,925,472         139,007,450         179,350,914
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
    $   315,497,893     $   483,102,496     $   506,071,198     $   753,371,558     $    90,783,389     $   139,007,450
    ===============     ===============     ===============     ===============     ===============     ===============



        247,753,890         275,278,990         450,066,850         481,134,155          98,905,458          97,912,125
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
         12,446,843          25,528,333          44,574,185          66,047,252         178,473,502         204,045,389
        (46,258,466)        (53,053,433)        (84,297,099)        (97,114,557)       (187,756,591)       (203,052,056)
    ---------------     ---------------     ---------------     ---------------     ---------------     ---------------
        213,942,267         247,753,890         410,343,936         450,066,850          89,622,369          98,905,458
    ===============     ===============     ===============     ===============     ===============     ===============




                PRUDENTIAL
                JENNISON
                PORTFOLIO
  -----------------------------------
       01/01/2002        01/01/2001
         TO                TO
       12/31/2002        12/31/2001
  ---------------     ---------------


  $    (8,362,752)    $   (12,181,544)
                0           9,899,564
      (91,903,557)        (42,496,959)

     (173,957,946)       (192,515,264)
  ---------------     ---------------


     (274,224,255)       (237,294,203)
  ---------------     ---------------


       24,318,492          50,331,662
      (75,050,300)        (95,408,338)

      (44,246,954)        (47,395,710)
         (411,700)           (421,632)
  ---------------     ---------------



      (95,390,462)        (92,894,018)
  ---------------     ---------------

     (369,614,717)       (330,188,221)


      891,191,510       1,221,379,731
  ---------------     ---------------
  $   521,576,793     $   891,191,510
  ===============     ===============



      519,479,818         542,288,556
  ---------------     ---------------
       71,575,400          96,705,767
     (121,050,210)       (119,514,505)
  ---------------     ---------------
      470,005,008         519,479,818
  ===============     ===============





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A8

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and 2001

                                                                                         SUBACCOUNTS
                                                            -------------------------------------------------------------------
                                                                     PRUDENTIAL
                                                                     SP ALLIANCE                           PRUDENTIAL
                                                                  LARGE CAP GROWTH                       SP DAVIS VALUE
                                                                      PORTFOLIO                             PORTFOLIO
                                                            -------------------------------     -------------------------------
                                                              01/01/2002        01/01/2001        01/01/2002        01/01/2001
                                                                  TO                TO                TO                TO
                                                              12/31/2002        12/31/2001        12/31/2002        12/31/2001
                                                            -------------     -------------     -------------     -------------
OPERATIONS
     Net investment income (loss) ......................    $    (299,198)    $    (152,576)    $  (1,149,580)    $    (281,541)
     Capital gains distributions received ..............                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ...........         (813,785)         (103,268)       (1,258,856)          (82,806)
     Net change in unrealized gain (loss) on investments       (6,421,505)         (873,610)      (11,726,731)       (1,510,830)
                                                            -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .........................       (7,534,488)       (1,129,454)      (14,135,167)       (1,875,177)
                                                            -------------     -------------     -------------     -------------

CONTRACT OWNER TRANSACTIONS
     Contract owner net payments .......................        7,493,813        11,426,655        29,586,706        39,356,512
     Surrenders, withdrawals and death benefits ........         (947,602)         (263,377)       (3,815,596)         (796,706)
     Net transfers between other subaccounts
       or fixed rate option ............................        3,199,567         3,177,029        10,803,995        13,863,579
     Withdrawal charge .................................          (11,176)           (1,296)          (43,662)           (5,288)
                                                            -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT
     OWNER TRANSACTIONS ................................        9,734,602        14,339,011        36,531,443        52,418,097
                                                            -------------     -------------     -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ................        2,200,114        13,209,557        22,396,276        50,542,920

NET ASSETS
     Beginning of period ...............................       17,130,773         3,921,216        59,052,449         8,509,529
                                                            -------------     -------------     -------------     -------------
     End of period .....................................    $  19,330,887     $  17,130,773     $  81,448,725     $  59,052,449
                                                            =============     =============     =============     =============



   Beginning units .....................................       23,035,652         4,602,300        65,732,510         8,404,351
                                                            -------------     -------------     -------------     -------------
   Units issued ........................................       17,653,970        20,012,704        50,696,590        60,526,960
   Units redeemed ......................................       (4,602,746)       (1,579,352)      (10,198,888)       (3,198,801)
                                                            -------------     -------------     -------------     -------------
   Ending units ........................................       36,086,876        23,035,652       106,230,212        65,732,510
                                                            =============     =============     =============     =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A9

                                           SUBACCOUNTS (CONTINUED)
  -------------------------------------------------------------------------------------------------------
             PRUDENTIAL                         PRUDENTIAL                          PRUDENTIAL
          SP SMALL/MID CAP                   SP INVESCO SMALL                        SP PIMCO
                VALUE                         COMPANY GROWTH                       TOTAL RETURN
              PORTFOLIO                          PORTFOLIO                           PORTFOLIO
  -------------------------------     -------------------------------     -------------------------------
      01/01/2002        01/01/2001       01/01/2002        01/01/2001        01/01/2002       01/01/2001
          TO                TO               TO                TO                TO               TO
      12/31/2002        12/31/2001       12/31/2002        12/31/2001        12/31/2002       12/31/2001
  -------------     -------------     -------------     -------------     -------------     -------------

  $    (481,906)    $     (42,004)    $    (140,646)    $     (60,032)    $   3,039,488     $     869,563
              0                 0                 0                 0             4,680         1,776,487
       (714,528)          (20,716)         (511,300)          (42,472)          235,632            28,707
     (9,241,838)          955,110        (2,782,000)            6,693        13,517,431        (1,258,248)
  -------------     -------------     -------------     -------------     -------------     -------------


    (10,438,272)          892,390        (3,433,946)          (95,811)       16,797,231         1,416,509
  -------------     -------------     -------------     -------------     -------------     -------------


     21,615,935        17,730,417         3,894,662         4,484,659        89,271,115        57,319,034
     (3,025,555)         (534,624)         (630,281)         (125,365)      (15,626,785)       (1,504,939)

     20,232,637        10,558,705         2,219,498         2,105,894       132,191,101        36,977,910
        (24,503)           (2,050)           (6,230)           (1,133)          (72,497)           (2,781)
  -------------     -------------     -------------     -------------     -------------     -------------



     38,798,514        27,752,448         5,477,649         6,464,055       205,762,934        92,789,224
  -------------     -------------     -------------     -------------     -------------     -------------

     28,360,242        28,644,838         2,043,703         6,368,244       222,560,165        94,205,733


     31,114,057         2,469,219         7,639,520         1,271,276        97,601,521         3,395,788
  -------------     -------------     -------------     -------------     -------------     -------------
  $  59,474,299     $  31,114,057     $   9,683,223     $   7,639,520     $ 320,161,686     $  97,601,521
  =============     =============     =============     =============     =============     =============



     28,976,676         2,227,460        10,453,645         1,523,779        90,215,414         3,242,257
  -------------     -------------     -------------     -------------     -------------     -------------
     45,859,910        28,455,381        23,703,145         9,295,638       206,738,939        91,556,935
     (7,453,832)       (1,706,165)      (16,554,211)         (365,772)      (14,617,763)       (4,583,778)
  -------------     -------------     -------------     -------------     -------------     -------------
     67,382,754        28,976,676        17,602,579        10,453,645       282,336,590        90,215,414
  =============     =============     =============     =============     =============     =============



             PRUDENTIAL
              SP PIMCO
             HIGH YIELD
              PORTFOLIO
   ------------------------------
    01/01/2002        01/01/2001
        TO                TO
    12/31/2002        12/31/2001
  -------------     -------------



  $   2,260,619     $     773,307
              0                 0
       (351,812)          (13,258)
     (1,851,730)         (457,589)
  -------------     -------------


         57,077           302,460
  -------------     -------------


     20,339,698        20,185,228
     (1,861,086)         (338,295)

      4,187,182         5,831,440
        (17,627)           (1,232)
  -------------     -------------



     22,648,167        25,677,141
  -------------     -------------

     22,705,244        25,979,601


     27,526,818         1,547,217
  -------------     -------------
  $  50,232,062     $  27,526,818
  =============     =============



     26,697,711         1,524,215
  -------------     -------------
     34,840,534        26,605,241
    (11,595,622)       (1,431,745)
  -------------     -------------
     49,942,623        26,697,711
  =============     =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A10

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and 2001

                                                                               SUBACCOUNTS
                                                   ---------------------------------------------------------------
                                                             JANUS ASPEN                      PRUDENTIAL
                                                               GROWTH                          SP LARGE
                                                         PORTFOLIO - SERVICE                   CAP VALUE
                                                               SHARES                          PORTFOLIO
                                                   -----------------------------     -----------------------------
                                                    01/01/2002       01/01/2001       01/01/2002       01/01/2001
                                                        TO               TO               TO               TO
                                                    12/31/2002       12/31/2001       12/31/2002       12/31/2001
                                                   ------------     ------------     ------------     ------------
OPERATIONS
     Net investment income (loss) .............    $   (158,231)    $    (97,048)    $    (86,304)    $    (16,601)
     Capital gains distributions received .....               0           12,556                0                0
     Realized gain (loss) on shares redeemed ..        (724,701)        (202,623)        (593,886)         (27,551)
     Net change in unrealized gain (loss)
       on investments .........................      (2,566,795)      (1,460,979)      (5,296,801)        (364,921)
                                                   ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ................      (3,449,727)      (1,748,094)      (5,976,991)        (409,073)
                                                   ------------     ------------     ------------     ------------

CONTRACT OWNER TRANSACTIONS
     Contract owner net payments ..............       3,833,332        6,092,792       12,195,967       13,071,369
     Surrenders, withdrawals and death benefits        (448,693)        (189,814)      (1,476,706)        (222,009)
     Net transfers between other subaccounts
       or fixed rate option ...................         325,135        2,390,020        8,293,299        6,650,247
     Withdrawal charge ........................          (6,387)          (1,230)         (14,476)            (802)
                                                   ------------     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT
     OWNER TRANSACTIONS .......................       3,703,387        8,291,768       18,998,084       19,498,805
                                                   ------------     ------------     ------------     ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .......         253,660        6,543,674       13,021,093       19,089,732

NET ASSETS
     Beginning of period ......................       9,681,784        3,138,110       20,345,513        1,255,781
                                                   ------------     ------------     ------------     ------------
     End of period ............................    $  9,935,444     $  9,681,784     $ 33,366,606     $ 20,345,513
                                                   ============     ============     ============     ============



   Beginning units ............................      15,055,260        3,780,615       21,807,984        1,203,155
                                                   ------------     ------------     ------------     ------------
   Units issued ...............................      13,041,813       12,509,131       26,771,037       21,533,144
   Units redeemed .............................      (8,403,999)      (1,234,486)      (5,681,549)        (928,315)
                                                   ------------     ------------     ------------     ------------
   Ending units ...............................      19,693,074       15,055,260       42,897,472       21,807,984
                                                   ============     ============     ============     ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A11

                                                        SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
         PRUDENTIAL                         PRUDENTIAL                       PRUDENTIAL                         PRUDENTIAL
           SP AIM                         SP MFS CAPITAL                SP STRATEGIC PARTNERS                   SP MID CAP
         CORE EQUITY                       OPPORTUNITIES                   FOCUSED GROWTH                         GROWTH
          PORTFOLIO                          PORTFOLIO                        PORTFOLIO                          PORTFOLIO
-----------------------------     -----------------------------     -----------------------------     -----------------------------
 01/01/2002       01/01/2001       01/01/2002       01/01/2001       01/01/2002       01/01/2001       01/01/2002       01/01/2001
     TO               TO               TO               TO               TO               TO               TO               TO
 12/31/2002       12/31/2001       12/31/2002       12/31/2001       12/31/2002       12/31/2001       12/31/2002       12/31/2001
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$   (184,848)    $    (93,035)    $   (127,999)    $    (60,153)    $   (138,916)    $    (71,307)    $   (221,740)    $   (114,402)
           0                0                0                0                0                0                0           24,781
    (571,764)        (139,324)        (754,875)        (133,029)        (345,276)         (81,824)      (1,818,320)        (181,133)

  (1,462,930)        (912,525)      (2,039,985)        (860,253)      (2,317,799)        (551,782)      (7,375,545)        (954,500)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


  (2,219,542)      (1,144,884)      (2,922,859)      (1,053,435)      (2,801,991)        (704,913)      (9,415,605)      (1,225,254)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


   3,565,625        6,712,844        2,601,118        4,464,581        3,326,038        4,416,395        6,301,816        8,348,070
    (563,949)        (220,223)        (574,079)        (121,195)        (482,287)         (86,803)        (871,362)        (212,011)

   1,564,951        2,528,985        1,506,339        2,309,488        2,332,248        1,965,280        4,261,595        4,553,438
      (6,438)            (656)          (4,913)            (949)          (6,942)          (1,565)          (7,461)            (909)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------



   4,560,189        9,020,950        3,528,465        6,651,925        5,169,057        6,293,307        9,684,588       12,688,588
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   2,340,647        7,876,066          605,606        5,598,490        2,367,066        5,588,394          268,983       11,463,334


  10,080,697        2,204,631        7,563,670        1,965,180        7,466,705        1,878,311       14,631,334        3,168,000
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$ 12,421,344     $ 10,080,697     $  8,169,276     $  7,563,670     $  9,833,771     $  7,466,705     $ 14,900,317     $ 14,631,334
============     ============     ============     ============     ============     ============     ============     ============



  15,144,053        2,628,013       10,537,078        2,154,503       10,903,246        2,371,998       18,905,462        3,255,215
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
  10,595,360       14,114,644       19,512,070        9,409,682       13,737,340        9,407,390       35,552,557       17,632,038
  (4,834,460)      (1,598,604)     (14,842,545)      (1,027,107)      (6,684,973)        (876,142)     (20,756,080)      (1,981,791)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
  20,904,953       15,144,053       15,206,603       10,537,078       17,955,613       10,903,246       33,701,939       18,905,462
============     ============     ============     ============     ============     ============     ============     ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A12

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and 2001

                                                                                         SUBACCOUNTS
                                                            -------------------------------------------------------------------
                                                                     SP PRUDENTIAL                         PRUDENTIAL
                                                                     U.S. EMERGING                           SP AIM
                                                                        GROWTH                          AGGRESSIVE GROWTH
                                                                       PORTFOLIO                            PORTFOLIO
                                                            -------------------------------     -------------------------------
                                                              01/01/2002        01/01/2001        01/01/2002        01/01/2001
                                                                  TO                TO                TO                TO
                                                              12/31/2002        12/31/2001        12/31/2002        12/31/2001
                                                            -------------     -------------     -------------     -------------
OPERATIONS
     Net investment income (loss) ......................    $    (312,497)    $    (139,336)    $    (101,694)    $     (50,573)
     Capital gains distributions received ..............                0                 0                 0                 0
     Realized gain (loss) on shares redeemed ...........         (916,588)         (168,337)         (221,186)         (193,750)
     Net change in unrealized gain (loss) on investments       (6,899,472)         (736,352)       (1,285,803)         (510,831)
                                                            -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .........................       (8,128,557)       (1,044,025)       (1,608,683)         (755,154)
                                                            -------------     -------------     -------------     -------------

CONTRACT OWNER TRANSACTIONS
     Contract owner net payments .......................        7,937,782        11,575,570         3,065,109         3,396,039
     Surrenders, withdrawals and death benefits ........       (1,529,605)         (285,588)         (245,215)          (92,455)
     Net transfers between other subaccounts
       or fixed rate option ............................        5,538,406         4,365,748         1,146,544           854,516
     Withdrawal charge .................................          (12,372)           (2,033)           (4,729)             (614)
                                                            -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT
     OWNER TRANSACTIONS ................................       11,934,211        15,653,697         3,961,709         4,157,486
                                                            -------------     -------------     -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ................        3,805,654        14,609,672         2,353,026         3,402,332

NET ASSETS
     Beginning of period ...............................       17,947,487         3,337,815         5,143,057         1,740,725
                                                            -------------     -------------     -------------     -------------
     End of period .....................................    $  21,753,141     $  17,947,487     $   7,496,083     $   5,143,057
                                                            =============     =============     =============     =============



   Beginning units .....................................       24,615,931         3,996,179         7,676,412         2,033,018
                                                            -------------     -------------     -------------     -------------
   Units issued ........................................       22,569,777        22,932,854         8,256,549         6,524,249
   Units redeemed ......................................       (5,601,712)       (2,313,102)       (2,785,068)         (880,855)
                                                            -------------     -------------     -------------     -------------
   Ending units ........................................       41,583,996        24,615,931        13,147,893         7,676,412
                                                            =============     =============     =============     =============





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A13

                                                        SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
          PRUDENTIAL                       PRUDENTIAL                        PRUDENTIAL                         PRUDENTIAL
          SP ALLIANCE                    SP CONSERVATIVE                     SP BALANCED                         SP GROWTH
          TECHNOLOGY                    ASSET ALLOCATION                  ASSET ALLOCATION                   ASSET ALLOCATION
          PORTFOLIO                        PORTFOLIO                          PORTFOLIO                          PORTFOLIO
-----------------------------    ------------------------------    ------------------------------    ------------------------------
 01/01/2002       01/01/2001       01/01/2002       01/01/2001       01/01/2002       01/01/2001       01/01/2002       01/01/2001
     TO               TO               TO               TO               TO               TO               TO               TO
 12/31/2002       12/31/2001       12/31/2002       12/31/2001       12/31/2002       12/31/2001       12/31/2002       12/31/2001
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

$    (97,975)   $     (83,019)   $    (963,890)   $     335,590    $  (1,587,149)   $     412,009    $  (1,053,456)   $      32,507
           0                0           49,684           48,721           81,061          140,191           21,217           51,612
    (898,885)        (376,109)        (757,040)         (33,429)      (1,400,341)        (332,240)      (1,486,642)        (354,329)
  (2,668,607)      (1,038,226)      (3,306,489)         180,813      (10,938,319)        (447,506)     (11,208,354)        (981,902)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


  (3,665,467)      (1,497,354)      (4,977,735)         531,695      (13,844,748)        (227,546)     (13,727,235)      (1,252,112)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------


   1,522,695        3,261,072       48,798,047       27,823,674       54,806,417       37,097,290       38,498,184       26,195,438
    (565,795)        (126,087)      (5,806,531)      (1,241,794)      (7,878,000)        (966,628)      (3,821,601)        (493,931)

   1,291,376        1,296,327       26,662,537       18,125,329       39,561,072       26,033,695       21,298,897       17,733,286
      (3,679)            (739)         (29,394)          (1,436)         (46,288)          (1,972)         (37,703)          (4,069)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------



   2,244,597        4,430,573       69,624,659       44,705,773       86,443,201       62,162,385       55,937,777       43,430,724
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------

  (1,420,870)       2,933,219       64,646,924       45,237,468       72,598,453       61,934,839       42,210,542       42,178,612


   7,119,157        4,185,938       47,030,568        1,793,100       65,531,415        3,596,576       45,991,603        3,812,991
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
$  5,698,287    $   7,119,157    $ 111,677,492    $  47,030,568    $ 138,129,868    $  65,531,415    $  88,202,145    $  45,991,603
============    =============    =============    =============    =============    =============    =============    =============



  11,943,564        5,511,459       47,726,080        1,785,527       70,953,466        3,671,712       54,257,452        4,007,826
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
  10,874,751        8,665,973       91,545,448       50,026,197      115,283,727       71,999,467       86,027,961       54,708,405
  (7,184,811)      (2,233,868)     (17,930,846)      (4,085,644)     (19,303,497)      (4,717,713)     (20,233,606)      (4,458,779)
------------    -------------    -------------    -------------    -------------    -------------    -------------    -------------
  15,633,504       11,943,564      121,340,682       47,726,080      166,933,696       70,953,466      120,051,807       54,257,452
============    =============    =============    =============    =============    =============    =============    =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A14

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and 2001

                                                                                         SUBACCOUNTS
                                                            -------------------------------------------------------------------
                                                                       PRUDENTIAL                            PRUDENTIAL
                                                                  SP AGGRESSIVE GROWTH                       SP JENNISON
                                                                    ASSET ALLOCATION                    INTERNATIONAL GROWTH
                                                                        PORTFOLIO                             PORTFOLIO
                                                            -------------------------------     -------------------------------
                                                              01/01/2002        01/01/2001         01/01/2002       01/01/2001
                                                                  TO                TO                 TO               TO
                                                              12/31/2002        12/31/2001         12/31/2002       12/31/2001
                                                            -------------     -------------     -------------     -------------
OPERATIONS
     Net investment income (loss) ......................    $    (167,207)    $     (48,226)    $    (209,374)    $     (70,335)
     Capital gains distributions received ..............                0            18,318                 0                 0
     Realized gain (loss) on shares redeemed ...........         (424,927)         (193,418)         (809,892)         (107,715)
     Net change in unrealized gain (loss) on investments       (2,374,402)         (397,301)       (2,302,189)       (1,825,184)
                                                            -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .........................       (2,966,536)         (620,627)       (3,321,455)       (2,003,234)
                                                            -------------     -------------     -------------     -------------

CONTRACT OWNER TRANSACTIONS
     Contract owner net payments .......................        6,127,137         3,708,328         5,319,236         7,465,582
     Surrenders, withdrawals and death benefits ........         (253,741)          (89,570)         (719,269)         (169,013)
     Net transfers between other subaccounts
       or fixed rate option ............................        3,260,662         2,409,356         2,410,837         2,658,653
     Withdrawal charge .................................           (8,671)             (905)           (8,202)             (911)
                                                            -------------     -------------     -------------     -------------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT
     OWNER TRANSACTIONS ................................        9,125,387         6,027,209         7,002,602         9,954,311
                                                            -------------     -------------     -------------     -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ................        6,158,851         5,406,582         3,681,147         7,951,077

NET ASSETS
     Beginning of period ...............................        7,366,542         1,959,960        10,335,989         2,384,912
                                                            -------------     -------------     -------------     -------------
     End of period .....................................    $  13,525,393     $   7,366,542     $  14,017,136     $  10,335,989
                                                            =============     =============     =============     =============



   Beginning units .....................................        9,468,671         2,108,792        17,864,433         2,818,070
                                                            -------------     -------------     -------------     -------------
   Units issued ........................................       14,870,045         8,926,235       144,301,200        23,237,813
   Units redeemed ......................................       (3,621,439)       (1,566,356)     (133,937,878)       (8,191,450)
                                                            -------------     -------------     -------------     -------------
   Ending units ........................................       20,717,277         9,468,671        28,227,755        17,864,433
                                                            =============     =============     =============     =============

     * Date subaccount became available




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A15

                                                       SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
           PRUDENTIAL                       EVERGREEN                          EVERGREEN                EVERGREEN        EVERGREEN
          SP DEUTSCHE                      EVG CAPITAL                            EVG                      EVG              EVG
     INTERNATIONAL EQUITY                    GROWTH                           FOUNDATION             GLOBAL LEADERS       GROWTH
           PORTFOLIO                          FUND                               FUND                      FUND             FUND
-----------------------------     -----------------------------     -----------------------------    --------------    ------------
 01/01/2002       01/01/2001       01/01/2002       05/07/2001*      01/01/2002       05/07/2001*      02/04/2002*      02/04/2002*
     TO               TO               TO               TO               TO               TO               TO               TO
 12/31/2002       12/31/2001       12/31/2002       12/31/2001       12/31/2002       12/31/2001       12/31/2002       12/31/2002
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$   (284,747)    $    (66,545)    $        (60)    $        (15)    $       (547)    $        384     $        (14)    $        (35)
           0                0               26                0                0                0                0                0
    (310,931)         (68,403)            (101)               1           (6,195)               0               (6)              (6)
  (2,770,902)      (1,334,706)          (1,521)             284             (101)            (388)            (843)            (608)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


  (3,366,580)      (1,469,654)          (1,656)             270           (6,843)              (4)            (863)            (649)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


  11,225,258        9,729,415              (15)           6,713              (28)           6,749                2                7
    (813,846)        (270,507)            (303)               0         (110,876)               0                0                0

      63,816        3,313,547                0                0          105,000           11,667            5,297            3,973
     (13,451)          (2,400)              (6)               0               (7)               0                0                0
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------



  10,461,777       12,770,055             (324)           6,713           (5,911)          18,416            5,299            3,980
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   7,095,197       11,300,401           (1,980)           6,983          (12,754)          18,412            4,436            3,331


  13,425,718        2,125,317            6,983                0           18,412                0                0                0
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
  20,520,915     $ 13,425,718            5,003     $      6,983     $      5,658     $     18,412     $      4,436     $      3,331
============     ============     ============     ============     ============     ============     ============     ============



  18,003,649        2,251,693            7,690                0           19,363                0                0                0
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
  90,974,427       33,853,568                0            7,690          116,779           19,363            5,512            4,532
 (77,797,931)     (18,101,612)            (480)               0         (129,463)               0                0                0
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
  31,180,145       18,003,649            7,210            7,690            6,679           19,363            5,512            4,532
============     ============     ============     ============     ============     ============     ============     ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A16

                             FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2002 and 2001

                                                                                    SUBACCOUNTS
                                                            -----------------------------------------------------------
                                                                      EVERGREEN                       EVERGREEN
                                                                         EVG                          EVG SMALL
                                                                        OMEGA                         CAP VALUE
                                                                        FUND                             FUND
                                                            ---------------------------     ---------------------------
                                                             01/01/2002      05/07/2001*     01/01/2002      05/07/2001*
                                                                 TO              TO              TO              TO
                                                             12/31/2002      12/31/2001      12/31/2002      12/31/2001
                                                            -----------     -----------     -----------     -----------
OPERATIONS
     Net investment income (loss) ......................    $      (149)    $        (7)    $      (185)    $        (1)
     Capital gains distributions received ..............              0               0             894             268
     Realized gain (loss) on shares redeemed ...........            (56)              0             (30)              0
     Net change in unrealized gain (loss) on investments         (2,389)            168          (3,175)            255
                                                            -----------     -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .........................         (2,594)            161          (2,496)            522
                                                            -----------     -----------     -----------     -----------

CONTRACT OWNER TRANSACTIONS
     Contract owner net payments .......................            (35)          3,357              18           3,358
     Surrenders, withdrawals and death benefits ........           (154)              0            (196)              0
     Net transfers between other subaccounts
       or fixed rate option ............................         15,973               0          40,348               0
     Withdrawal charge .................................             (3)              0              (3)              0
                                                            -----------     -----------     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT
     OWNER TRANSACTIONS ................................         15,781           3,357          40,167           3,358
                                                            -----------     -----------     -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS ................         13,187           3,518          37,671           3,880

NET ASSETS
     Beginning of period ...............................          3,518               0           3,880               0
                                                            -----------     -----------     -----------     -----------
     End of period .....................................    $    16,705     $     3,518     $    41,551     $     3,880
                                                            ===========     ===========     ===========     ===========



   Beginning units .....................................          3,859               0           3,551               0
                                                            -----------     -----------     -----------     -----------
   Units issued ........................................         18,825           3,859          44,897           3,551
   Units redeemed ......................................           (237)              0            (223)              0
                                                            -----------     -----------     -----------     -----------
   Ending units ........................................         22,447           3,859          48,225           3,551
                                                            ===========     ===========     ===========     ===========

     * Date subaccount became available




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       A17

                        NOTES TO FINANCIAL STATEMENTS OF
                      THE STRATEGIC PARTNERS SUBACCOUNTS OF
              PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2002


NOTE 1: GENERAL

        Pruco Life Flexible Premium Variable Annuity Account (the "Account") was established on July 16, 1985 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life"), which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (Collectively, "Strategic Partners"), Discovery Preferred, Discovery Select, and Discovery Choice variable annuity contracts are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner.

        The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are fifty-four subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund") or one of the non-Prudential administered funds. Investment options vary by contract. Options available to the Strategic Partners contracts which invest in a corresponding portfolio of the Series Fund are: Prudential Money Market Portfolio, Prudential Equity Portfolio, Prudential Value Portfolio, Prudential Stock Index Portfolio, Prudential Global Portfolio, Prudential Jennison Portfolio, Prudential SP Alliance Large Cap Growth Portfolio, Prudential SP Davis Value Portfolio, Prudential SP Small/Mid cap Value Portfolio, Prudential SP INVESCO Small Company Growth Portfolio, Prudential SP PIMCO Total Return Portfolio, Prudential SP PIMCO High Yield Portfolio, Prudential SP Large Cap Value Portfolio, Prudential SP AIM Core Equity Portfolio, Prudential SP MFS Capital Opportunities Portfolio, Prudential SP Strategic Partners Focused Growth Portfolio, Prudential SP Mid cap Growth Portfolio, SP Prudential U.S. Emerging Growth Portfolio, Prudential SP AIM Aggressive Growth Portfolio, Prudential SP Alliance Technology Portfolio, Prudential SP Conservative Asset Allocation Portfolio, Prudential SP Balanced Asset Allocation Portfolio, Prudential SP Growth Asset Allocation Portfolio, Prudential SP Aggressive Growth Asset Allocation Portfolio, Prudential SP Jennison International Growth Portfolio and Prudential SP Deutsche International Equity Portfolio. Options available for the Strategic Partners contracts which invest in a corresponding portfolio of the non-Prudential administered funds are: Janus Aspen Series Growth Portfolio - Service Shares, Evergreen EVG Capital Growth Fund, Evergreen EVG Blue Chip Fund, Evergreen EVG Foundation Fund, Evergreen EVG Global Leaders Fund, Evergreen EVG Growth Fund, Evergreen EVG Masters Fund, Evergreen EVG Omega Fund, and Evergreen EVG Small Cap Value Fund. These financial statements relate only to the subaccounts available to the Strategic Partners contract owners.

        The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

        Effective February 4, 2002 Prudential Equity Portfolio and Prudential Value Portfolio of the Series Fund became available to the Strategic Partners contracts.

        At December 31, 2002 there were no balances pertaining to the Evergreen EVG Blue Chip Fund and the Evergreen EVG Masters Fund.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

        INVESTMENTS--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio, which value their investment securities at fair value.

        SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.



                                      A18

        DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the distribution date.

NOTE 3: CHARGES AND EXPENSES

        A. Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk charges are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life.

        B. Administration Charge

        The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners.

        CONTRACTS:                                                      MORTALITY RATE:   ADMINISTRATION RATE:
        ---------                                                       --------------    --------------------
        Strategic Partners Annuity One
             Basic                                                           1.40%                0.00%
             GMDB Annual Step Up or 5% Roll Up                               1.60%                0.00%
             GMDB with Greater of Roll Up or Step Up                         1.70%                0.00%
        Strategic Partners Annuity One Enhanced - Non Bonus Version
             Basic                                                           1.40%                0.00%
             GMDB Annual Step Up or 5% Roll Up                               1.60%                0.00%
             GMDB with Greater of Roll Up or Step Up                         1.70%                0.00%
        Strategic Partners Annuity One Enhanced - Bonus Version
             Basic                                                           1.50%                0.00%
             GMDB Annual Step Up or 5% Roll Up                               1.70%                0.00%
             GMDB with Greater of Roll Up or Step Up                         1.80%                0.00%
        Strategic Partners Plus
             Basic                                                           1.40%                0.00%
             GMDB Annual Step Up or 5% Roll Up                               1.60%                0.00%
             GMDB with Step Up and Roll Up                                   1.70%                0.00%
        Strategic Partners Plus Enhanced - Non Bonus Version
             Basic                                                           1.40%                0.00%
             GMDB Annual Step Up or 5% Roll Up                               1.60%                0.00%
             GMDB with Step Up and Roll Up                                   1.70%                0.00%
        Strategic Partners Plus Enhanced - Bonus Version
             Basic                                                           1.50%                0.00%
             GMDB Annual Step Up or 5% Roll Up                               1.70%                0.00%
             GMDB with Step Up and Roll Up                                   1.80%                0.00%
        Strategic Partners Select GMDB with Step Up and Roll Up              1.52%                0.00%
        Strategic Partners Advisor
             Basic                                                           1.40%                0.00%
             GMDB with Step Up and Roll Up                                   1.65%                0.00%
        Strategic Partners FlexElite
             Basic                                                           1.60%                0.00%
             GMDB Annual Step Up or 5% Roll Up                               1.80%                0.00%
             GMDB with Greater of Roll Up or Step Up                         1.90%                0.00%
        Discovery Preferred Variable Annuity                                 1.25%                0.15%
        Discovery Select Variable Annuity                                    1.25%                0.15%
        Discovery Choice
             Basic                                                           1.35%                0.00%
             Enhanced                                                        1.65%                0.00%

        C. Withdrawal Charges

        A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.



                                      A19

NOTE 4: TAXES

        Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life Management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Series Fund and the non-Prudential administered funds for the year ended December 31, 2002 were as follows:

                                                                           PURCHASES           SALES
                                                                         -------------    ---------------
        Prudential Money Market Portfolio .............................  $ 660,439,003    $ (688,677,902)
        Prudential Equity Portfolio ...................................  $  15,931,554    $ (101,200,690)
        Prudential Value Portfolio ....................................  $  14,376,022    $  (80,218,472)
        Prudential Stock Index Portfolio ..............................  $  41,014,190    $ (125,078,522)
        Prudential Global Portfolio ...................................  $ 113,721,538    $ (129,358,349)
        Prudential Jennison Portfolio .................................  $  55,779,498    $ (160,917,313)
        Prudential SP Alliance Large Cap Growth Portfolio .............  $  12,228,584    $   (2,793,180)
        Prudential SP Davis Value Portfolio ...........................  $  43,482,451    $   (8,108,750)
        Prudential SP Small/Mid Cap Value Portfolio ...................  $  45,137,924    $   (7,103,044)
        Prudential SP INVESCO Small Company Growth Portfolio ..........  $  16,184,040    $  (10,847,037)
        Prudential SP PIMCO Total Return Portfolio ....................  $ 218,960,800    $  (16,210,296)
        Prudential SP PIMCO High Yield Portfolio ......................  $  33,525,613    $  (11,455,153)
        Janus Aspen Growth Portfolio - Service Shares .................  $   8,407,158    $   (4,862,003)
        Prudential SP Large Cap Value Portfolio .......................  $  23,402,139    $   (4,848,172)
        Prudential SP AIM Core Equity Portfolio .......................  $   7,311,088    $   (2,935,747)
        Prudential SP MFS Capital Opportunities Portfolio .............  $  12,061,686    $   (8,661,220)
        Prudential SP Strategic Partners Focused Growth Portfolio .....  $   9,352,158    $   (4,322,018)
        Prudential SP Mid Cap Growth Portfolio ........................  $  19,727,025    $  (10,264,176)
        SP Prudential U.S. Emerging Growth Portfolio ..................  $  15,031,664    $   (3,409,949)
        Prudential SP AIM Aggressive Growth Portfolio .................  $   5,822,467    $   (1,962,451)
        Prudential SP Alliance Technology Portfolio ...................  $   5,938,194    $   (3,791,571)
        Prudential SP Conservative Asset Allocation Portfolio .........  $  84,837,978    $  (16,388,404)
        Prudential SP Balanced Asset Allocation Portfolio .............  $ 101,589,751    $  (16,733,699)
        Prudential SP Growth Asset Allocation Portfolio ...............  $  72,161,903    $  (17,277,582)
        Prudential SP Aggressive Growth Asset Allocation Portfolio ....  $  11,620,678    $   (2,662,499)
        Prudential SP Jennison International Growth Portfolio .........  $  89,372,069    $  (82,578,840)
        Prudential SP Deutsche International Equity Portfolio .........  $  67,341,256    $  (57,164,225)
        Evergreen EVG Capital Growth Fund .............................  $          --    $         (408)
        Evergreen EVG Foundation Fund .................................  $     104,902    $     (111,499)
        Evergreen EVG Global Leaders Fund .............................  $       5,297    $          (47)
        Evergreen EVG Growth Fund .....................................  $       3,978    $          (34)
        Evergreen EVG Omega Fund ......................................  $      15,942    $         (309)
        Evergreen EVG Small Cap Value Fund ............................  $      40,356    $         (430)

NOTE 6: RELATED PARTY TRANSACTIONS

        Prudential and its affiliates perform various services on behalf of the mutual fund company that administers the Series Fund and the non-Prudential administered funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.



                                      A20

        The Series Fund has a management agreement with Prudential Investment LLC ("PI"), an indirect, wholly-owned subsidiary of Prudential. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors' performance of such services. PI has entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of Prudential.

        The Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

        PI has agreed to reimburse certain portfolios of the Series Fund the portion of the management fee for that portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund's transfer agent.

NOTE 7: FINANCIAL HIGHLIGHTS

        Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Pruco Life and funded by the Account have the lowest and highest total return. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and highest return. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life as contract owners may not have selected all available and applicable contract options as discussed in Note 3.

                                                              AT DECEMBER 31, 2002
                                                   ----------------------------------------
                                                    UNITS        UNIT VALUE      NET ASSETS
                                                    (000s)    LOWEST - HIGHEST    (000s)
                                                   -------   ------------------  ----------
Prudential Money Market Portfolio ...............  416,179   0.99700 to 1.25977    492,182
Prudential Equity Portfolio .....................  308,351   0.72737 to 1.21384    371,345
Prudential Value Portfolio ......................  213,942   0.79064 to 1.50369    315,498
Prudential Stock Index Portfolio ................  410,344   0.60247 to 1.33841    506,071
Prudential Global Portfolio .....................   89,622   0.52224 to 1.10749     90,783
Prudential Jennison Portfolio ...................  470,005   0.44488 to 1.25897    521,577
Prudential SP Alliance Large Cap Growth
  Portfolio .....................................   36,087   0.48468 to 0.78002     19,331
Prudential SP Davis Value Portfolio .............  106,230   0.73878 to 0.86688     81,449
Prudential SP Small/Mid cap Value Portfolio .....   67,383   0.77764 to 0.95217     59,474
Prudential SP INVESCO Small Company Growth
  Portfolio .....................................   17,603   0.46578 to 0.76251      9,683
Prudential SP PIMCO Total Return Portfolio ......  282,337   1.05530 to 1.21092    320,162
Prudential SP PIMCO High Yield Portfolio ........   49,943   0.96993 to 1.02813     50,232
Janus Aspen Growth Portfolio - Service Shares ...   19,693   0.44152 to 0.77398      9,935
Prudential SP Large Cap Value Portfolio .........   42,897   0.75888 to 0.83825     33,367
Prudential SP AIM Core Equity Portfolio .........   20,905   0.53161 to 0.85696     12,421
Prudential SP MFS Capital Opportunities
  Portfolio .....................................   15,207   0.48243 to 0.76575      8,169
Prudential SP Strategic Partners Focused
  Growth Portfolio ..............................   17,956   0.48451 to 0.80793      9,834
Prudential SP Mid cap Growth Portfolio ..........   33,702   0.39925 to 0.68122     14,900
SP Prudential U.S. Emerging Growth Portfolio ....   41,584   0.45086 to 0.75658     21,753
Prudential SP AIM Aggressive Growth Portfolio ...   13,148   0.49375 to 0.80273      7,496
Prudential SP Alliance Technology Portfolio .....   15,634   0.32275 to 0.68057      5,698
Prudential SP Conservative Asset Allocation
  Portfolio .....................................  121,341   0.91013 to 0.93918    111,677
Prudential SP Balanced Asset Allocation
  Portfolio .....................................  166,934   0.78749 to 0.89088    138,130
Prudential SP Growth Asset Allocation
  Portfolio .....................................  120,052   0.67004 to 0.84346     88,202
Prudential SP Aggressive Growth Asset
  Allocation Portfolio ..........................   20,717   0.57340 to 0.80240     13,525
Prudential SP Jennison International
  Growth Portfolio ..............................   28,228   0.40766 to 0.80285     14,017
Prudential SP Deutsche International
  Equity Portfolio ..............................   31,180   0.58896 to 0.85393     20,521
Evergreen EVG Capital Growth Fund ...............        7   0.69391 to 0.69391          5
Evergreen EVG Foundation Fund ...................        7   0.84711 to 0.84711          6
Evergreen EVG Global Leaders Fund***** ..........        6   0.80474 to 0.80474          4
Evergreen EVG Growth Fund***** ..................        5   0.73505 to 0.73505          3
Evergreen EVG Omega Fund ........................       22   0.67078 to 0.75856         17
Evergreen EVG Small Cap Value Fund ..............       48   0.85320 to 0.94182         42


       FOR THE YEAR ENDED DECEMBER 31, 2002
---------------------------------------------------
 INVESTMENT    EXPENSE RATIO**    TOTAL RETURN***
INCOME RATIO*  LOWEST - HIGHEST   LOWEST - HIGHEST
-------------  ----------------  ------------------
    1.51%       1.35% to 1.90%    -0.17% to 0.17%
    0.83%       1.35% to 1.90%   -23.60% to -23.38%
    1.30%       1.35% to 1.90%   -23.24% to -23.00%
    1.19%       1.35% to 1.90%   -23.49% to -23.23%
    1.06%       1.35% to 1.90%   -26.40% to -26.15%
    0.20%       1.35% to 1.90%   -32.11% to -31.87%

    0.00%       1.40% to 1.90%   -32.34% to -32.14%
    0.01%       1.40% to 1.90%   -17.11% to -16.86%
    0.55%       1.35% to 1.90%   -15.82% to -15.52%

    0.00%       1.40% to 1.90%   -31.43% to -31.22%
    2.97%       1.35% to 1.90%     7.57% to 7.93%
    7.48%       1.40% to 1.90%    -1.52% to -1.24%
    0.00%       1.40% to 1.90%   -27.95% to -27.72%
    1.22%       1.35% to 1.90%   -17.77% to -17.49%
    0.00%       1.40% to 1.90%   -16.62% to -16.38%

    0.00%       1.35% to 1.90%   -29.87% to -29.63%

    0.00%       1.40% to 1.90%   -26.51% to -26.28%
    0.00%       1.35% to 1.90%   -47.23% to -47.05%
    0.00%       1.35% to 1.90%   -33.22% to -32.98%
    0.00%       1.40% to 1.90%   -22.27% to -22.05%
    0.00%       1.35% to 1.90%   -42.31% to -42.13%

    0.27%       1.35% to 1.90%    -7.45% to -7.13%

    0.00%       1.35% to 1.90%   -13.16% to -12.85%

    0.00%       1.35% to 1.90%   -18.65% to -18.35%

    0.00%       1.40% to 1.90%   -23.46% to -23.24%

    0.00%       1.35% to 1.90%   -23.86% to -23.60%

    0.00%       1.40% to 1.90%   -18.56% to -18.31%
    0.39%       1.40% to 1.40%   -23.59% to -23.59%
    0.28%       1.40% to 1.40%   -10.91% to -10.91%
    1.08%       1.70% to 1.70%   -18.51% to -18.51%
    0.00%       1.70% to 1.70%   -24.48% to -24.48%
    0.00%       1.40% to 1.70%   -26.41% to -26.41%
    0.34%       1.40% to 1.70%   -14.06% to -13.81%



                                      A21

                                                              AT DECEMBER 31, 2001
                                                   ----------------------------------------
                                                    UNITS        UNIT VALUE      NET ASSETS
                                                    (000s)    LOWEST - HIGHEST    (000s)
                                                   -------   ------------------  ----------
Prudential Money Market Portfolio ...............  424,218   1.01101 to 1.25820    512,809
Prudential Stock Index Portfolio ................  450,067   0.78747 to 1.74431    753,372
Prudential Global Portfolio .....................   98,905   0.70961 to 1.50029    139,007
Prudential Jennison Portfolio ...................  519,480   0.65525 to 1.84898    891,192
Prudential SP Alliance Large Cap Growth
  Portfolio .....................................   23,036   0.71633 to 0.88230     17,131
Prudential SP Davis Value Portfolio .............   65,733   0.89127 to 0.92029     59,052
Prudential SP Small/Mid Cap Value Portfolio .....   28,977   1.00124 to 1.12776     31,114
Prudential SP INVESCO Small Company Growth
  Portfolio .....................................   10,454   0.67926 to 0.92677      7,640
Prudential SP PIMCO Total Return Portfolio ......   90,215   1.03942 to 1.12247     97,602
Prudential SP PIMCO High Yield Portfolio ........   26,698   1.01231 to 1.04100     27,527
Janus Aspen Growth Portfolio - Service Shares ...   15,055   0.61281 to 0.78373      9,682
Prudential SP Large Cap Value Portfolio .........   21,808   0.92241 to 0.94081     20,346
Prudential SP AIM Growth and Income Portfolio ...   15,144   0.63760 to 0.84109     10,081
Prudential SP MFS Capital Opportunities
  Portfolio .....................................   10,537   0.68787 to 0.81060      7,564
Prudential SP Strategic Partners Focused
  Growth Portfolio ..............................   10,903   0.65929 to 0.85719      7,467
Prudential SP MFS Mid Cap Growth Portfolio ......   18,905   0.75655 to 0.81566     14,631
SP Prudential U.S. Emerging Growth Portfolio ....   24,616   0.67514 to 0.87454     17,947
Prudential SP AIM Aggressive Growth Portfolio ...    7,676   0.63522 to 0.87500      5,143
Prudential SP Alliance Technology Portfolio .....   11,944   0.55947 to 0.81324      7,119
Prudential SP Conservative Asset Allocation
  Portfolio .....................................   47,726   0.98298 to 0.98804     47,031
Prudential SP Balanced Asset Allocation
  Portfolio .....................................   70,953   0.90679 to 0.94990     65,531
Prudential SP Growth Asset Allocation Portfolio .   54,257   0.82369 to 0.90967     45,992
Prudential SP Aggressive Growth Asset Allocation
  Portfolio .....................................    9,469   0.74916 to 0.87109      7,367
Prudential SP Jennison International Growth
  Portfolio .....................................   17,864   0.53544 to 0.74810     10,336
Prudential SP Deutsche International
  Equity Portfolio ..............................   18,004   0.72306 to 0.84741     13,426
Evergreen EVG Capital Growth Fund **** ..........        8   0.90811 to 0.90811          7
Evergreen EVG Foundation Fund**** ...............       19   0.95089 to 0.95089         18
Evergreen EVG Omega Fund**** ....................        4   0.91152 to 0.91152          4
Evergreen EVG Small Cap Value Fund**** ..........        4   1.09268 to 1.09268          4


       FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------------------------
 INVESTMENT    EXPENSE RATIO**    TOTAL RETURN***
INCOME RATIO*  LOWEST - HIGHEST   LOWEST - HIGHEST
-------------  ----------------  ------------------
     3.83%      1.35% to 1.70%     2.38% to 2.72%
     0.99%      1.35% to 1.70%   -13.52% to -13.21%
     0.35%      1.35% to 1.70%   -18.99% to -18.71%
     0.17%      1.35% to 1.70%   -19.61% to -19.34%

     0.03%      1.40% to 1.70%   -15.89% to -15.64%
     0.59%      1.40% to 1.70%   -11.94% to -11.69%
     1.06%      1.35% to 1.70%     1.39% to 1.69%

     0.00%      1.40% to 1.70%   -18.56% to -18.31%
     3.35%      1.35% to 1.70%     6.82% to 7.13%
     7.09%      1.40% to 1.70%     2.20% to 2.52%
     0.00%      1.40% to 1.70%   -26.15% to -25.93%
     1.18%      1.40% to 1.70%   -10.16% to -9.89%
     0.00%      1.40% to 1.70%   -23.97% to -23.74%

     0.18%      1.40% to 1.70%   -24.56% to -24.34%

     0.02%      1.40% to 1.70%   -16.72% to -16.48%
     0.06%      1.35% to 1.70%   -22.23% to -22.01%
     0.00%      1.35% to 1.70%   -19.14% to -18.91%
     0.00%      1.40% to 1.70%   -25.79% to -25.57%
     0.00%      1.35% to 1.70%   -26.31% to -26.09%

     3.00%      1.40% to 1.70%    -1.93% to -1.64%

     2.78%      1.35% to 1.70%    -7.40% to -7.14%
     1.56%      1.40% to 1.70%   -13.39% to -13.13%

     0.37%      1.40% to 1.70%   -19.37% to -19.12%

     0.32%      1.35% to 1.70%   -36.71% to -36.51%

     0.63%      1.35% to 1.70%   -23.36% to -23.13%
     0.00%      1.40% to 1.40%    -9.19% to -9.19%
    14.47%      1.40% to 1.40%    -4.91% to -4.91%
     0.00%      1.40% to 1.40%    -8.85% to -8.85%
     0.81%      1.40% to 1.40%     9.27% to 9.27%

*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for the years ended December 31, 2002 and 2001, or from the effective date of the subaccount through the end of the reporting period. Product designs within a subaccount with an effective date during 2002 were excluded from the range of total return.

****Became available May 7, 2001.

*****Became available February 4, 2002.



                                      A22

                        REPORT OF INDEPENDENT ACCOUNTANTS




To the Contract Owners of the
Strategic Partners Subaccounts of
Pruco Life Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material aspects, the financial position of the subaccounts, as listed in Note 1 to such financial statements, of the Pruco Life Flexible Premium Variable Annuity Account at December 31, 2002, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2002 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
March 14, 2003



                                     A23

                       CONSOLIDATED FINANCIAL STATEMENTS
                        OF PRUCO LIFE INSURANCE COMPANY

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Financial Position
December 31, 2002 and 2001 (in thousands)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                                2002               2001
                                                                                          -----------------  -----------------

ASSETS
Fixed maturities available for sale,
   at fair value (amortized cost, 2002: $4,921,691, 2001: $3,935,472)                        $  5,158,106       $  4,024,893
Equity securities available for sale, at fair value (cost, 2002: $100; 2001: $173)                    199                375
Commercial loans on real estate                                                                     6,966              8,190
Policy loans                                                                                      879,506            874,065
Short-term investments                                                                            214,342            215,610
Other long-term investments                                                                        83,856             84,342
                                                                                          -----------------  -----------------
   Total investments                                                                            6,342,975          5,207,475
Cash and cash equivalents                                                                         436,182            374,185
Deferred policy acquisition costs                                                               1,152,997          1,159,830
Accrued investment income                                                                          86,125             77,433
Reinsurance recoverable                                                                           393,171            300,697
Receivables from Parent and affiliates                                                             61,099             33,074
Other assets                                                                                       41,581             20,134
Separate account assets                                                                        12,696,758         14,920,584
                                                                                          -----------------  -----------------
TOTAL ASSETS                                                                                 $ 21,210,888       $ 22,093,412
                                                                                          =================  =================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                                              $  4,855,761       $  3,947,690
Future policy benefits and other policyholder liabilities                                         934,546            808,230
Cash collateral for loaned securities                                                             225,518            190,022
Securities sold under agreements to repurchase                                                    400,507             80,715
Income taxes payable                                                                              245,252            266,096
Other liabilities                                                                                 130,411            228,596
Separate account liabilities                                                                   12,696,758         14,920,584
                                                                                          -----------------  -----------------
Total liabilities                                                                              19,488,753         20,441,933
                                                                                          -----------------  -----------------

Contingencies (See Footnote 11)

Stockholder's Equity
Common stock, $10 par value;
   1,000,000 shares, authorized;
   250,000 shares, issued and outstanding                                                           2,500              2,500
Paid-in-capital                                                                                   466,748            466,748
Retained earnings                                                                               1,161,136          1,147,665

Accumulated other comprehensive income:
   Net unrealized investment gains                                                                 91,754             34,718
   Foreign currency translation adjustments                                                            (3)              (152)
                                                                                          -----------------  -----------------
Accumulated other comprehensive income                                                             91,751             34,566
                                                                                          -----------------  -----------------
Total stockholder's equity                                                                      1,722,135          1,651,479
                                                                                          -----------------  -----------------
TOTAL LIABILITIES AND
   STOCKHOLDER'S EQUITY                                                                      $ 21,210,888       $ 22,093,412
                                                                                          =================  =================



                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2002, 2001 and 2000 (in thousands)
-------------------------------------------------------------------------------------------------------------------


                                                                 2002               2001               2000
                                                            --------------    ----------------     --------------

REVENUES

Premiums                                                      $ 128,854         $    90,868        $   121,921
Policy charges and fee income                                   529,887             490,185            474,861
Net investment income                                           334,486             343,638            337,919
Realized investment losses, net                                 (68,037)            (60,476)           (20,679)
Asset management fees                                            11,397               7,897             71,160
Other income                                                     14,205               4,962              2,503
                                                            --------------     ---------------    ---------------

Total revenues                                                  950,792             877,074            987,685
                                                            --------------     ---------------    ---------------

BENEFITS AND EXPENSES

Policyholders' benefits                                         275,251             256,080            248,063
Interest credited to policyholders' account balances            204,813             195,966            171,010
General, administrative and other expenses                      509,733             382,701            410,684
                                                            --------------     ---------------    ---------------

Total benefits and expenses                                     989,797             834,747            829,757
                                                            --------------     ---------------    ---------------

(Loss) income from operations before income taxes               (39,005)             42,327            157,928
                                                            --------------     ---------------    ---------------

Income Taxes:
   Current                                                      (64,656)            (98,956)             8,661
   Deferred                                                      12,153              73,701             45,771
                                                            --------------     ---------------    ---------------

Total income tax (benefit) expense                              (52,503)            (25,255)            54,432
                                                            --------------     ---------------    ---------------

NET INCOME                                                       13,498              67,582            103,496
                                                            --------------     ---------------    ---------------

Other comprehensive income, net of tax:

   Unrealized gains on securities, net of
   reclassification adjustment                                   57,036              29,988             33,094

   Foreign currency translation adjustments                         149               3,168               (993)
                                                            --------------     ---------------    ---------------

Other comprehensive income                                       57,185              33,156             32,101
                                                            --------------     ---------------    ---------------

TOTAL COMPREHENSIVE INCOME                                    $  70,683           $ 100,738          $ 135,597
                                                            ==============     ===============    ===============









                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2002, 2001 and 2000 (in thousands)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        Accumulated
                                                                                           other              Total
                                           Common        Paid-in-       Retained       comprehensive       stockholder's
                                            stock         capital        earnings       income (loss)         equity
                                         ------------ ------------- ---------------- ----------------- -------------------
Balance, January 1, 2000                  $ 2,500       $ 439,582     $ 1,258,428       $ (30,691)         $ 1,669,819

Net income                                      -               -         103,496               -              103,496

Contribution from Parent                        -          27,166               -               -               27,166

Change in foreign currency
translation adjustments, net of taxes           -               -               -            (993)                (993)

Change in net unrealized
investment losses, net of
reclassification adjustment and taxes           -               -               -          33,094               33,094
                                         ------------ ------------- ---------------- ----------------- -------------------

Balance, December 31, 2000                  2,500         466,748       1,361,924           1,410            1,832,582

Net income                                      -               -          67,582               -               67,582

Policy credits issued to eligible
policyholders                                   -               -        (128,025)              -             (128,025)

Dividends to Parent                             -               -        (153,816)              -             (153,816)

Change in foreign currency translation
adjustments, net of taxes                       -               -               -           3,168                3,168


Change in net unrealized investment
gains, net of reclassification
adjustment and taxes                            -               -               -          29,988               29,988
                                         ------------ ------------- ---------------- ----------------- -------------------

Balance, December 31, 2001                  2,500         466,748       1,147,665          34,566            1,651,479

Net income                                      -               -          13,498               -               13,498

Adjustments to policy credits issued to
eligible policyholders                          -               -             (27)              -                  (27)

Change in foreign currency translation
adjustments, net of taxes                       -               -               -             149                  149

Change in net unrealized investment
gains, net of reclassification adjustment
and taxes                                       -               -               -          57,036               57,036
                                         ------------ ------------- ---------------- ----------------- -------------------
Balance, December 31, 2002                $ 2,500       $ 466,748     $ 1,161,136       $  91,751          $ 1,722,135
                                         ============ ===========   ================ ================= ===================





                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary

Consolidated Statements of Cash Flows
Years Ended December 31, 2002, 2001 and 2000 (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    2002               2001             2000
                                                                              ---------------- ------------------ -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                        $   13,498        $   67,582        $   103,496
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Policy charges and fee income                                                     (74,117)          (54,970)           (72,275)
   Interest credited to policyholders' account balances                              204,813           195,966            171,010
   Realized investment losses, net                                                    68,037            60,476             20,679
   Amortization and other non-cash items                                             (78,452)          (49,594)           (48,141)
   Change in:
      Future policy benefits and other policyholders' liabilities                    126,316           105,368             73,340
      Accrued investment income                                                       (8,692)            4,864            (13,380)
      Receivables from Parent and affiliates                                         (28,025)           18,512            (24,907)
      Policy loans                                                                    (5,441)          (40,645)           (63,022)
      Deferred policy acquisition costs                                                6,833          (100,281)           (69,868)
      Income taxes payable/receivable                                                (20,844)           38,839             90,195
      Other, net                                                                     (96,133)          (38,114)            51,011
                                                                              ---------------- ------------------ -----------------
Cash Flows From Operating Activities                                                 107,793           208,003            218,138
                                                                              ---------------- ------------------ -----------------
CASH FLOWS USED IN INVESTING ACTIVITIES:
   Proceeds from the sale/maturity of:
      Fixed maturities:
         Available for sale                                                        1,834,129         2,653,798          2,273,789
         Held to maturity                                                                  -                 -             64,245
      Equity securities                                                                    4               482              1,198
      Commercial loans on real estate                                                  1,224             1,137              1,182
   Payments for the purchase of:
      Fixed maturities:
         Available for sale                                                       (2,884,673)       (2,961,861)        (2,782,541)
      Equity securities                                                                   (9)             (184)           (11,134)
   Cash collateral for loaned securities, net                                         35,496             4,174             98,513
   Securities sold under agreement to repurchase, net                                319,792           (23,383)            82,947
   Other long-term investments, net                                                  (11,421)             (130)             8,122
   Short-term investments, net                                                         1,256           (12,766)          (118,418)
                                                                              ---------------- ------------------ -----------------
Cash Flows Used In Investing Activities                                             (704,202)         (338,733)          (382,097)
                                                                              ---------------- ------------------ -----------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Policyholders' account deposits                                                 1,789,307         1,456,668          2,409,399
   Policyholders' account withdrawals                                             (1,014,901)       (1,313,300)        (1,991,363)
   Cash dividend to Parent                                                                 -           (26,048)                 -
   Cash provided to affiliate                                                              -           (65,476)                 -
   Cash payments made to eligible policyholders                                     (116,000)                -                  -
                                                                              ---------------- ------------------ -----------------
Cash Flows From Financing Activities                                                 658,406            51,844            418,036
                                                                              ---------------- ------------------ -----------------

   Net increase in cash and cash equivalents                                          61,997           (78,886)           254,077
   Cash and cash equivalents, beginning of year                                      374,185           453,071            198,994
                                                                              ---------------- ------------------ -----------------
CASH AND CASH EQUIVALENTS, END OF YEAR                                            $  436,182     $     374,185        $   453,071
                                                                              ================ ================== =================

SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid (received)                                                   $      546     $     (46,021)       $   (14,832)
                                                                              ---------------- ------------------ -----------------
NON-CASH TRANSACTIONS DURING THE YEAR
   Dividend paid with fixed maturities                                            $        -     $      81,952        $         -
                                                                              ---------------- ------------------ -----------------
   Taiwan branch dividend paid with net assets/liabilities$                       $        -     $      45,816        $         -
                                                                              ---------------- ------------------ -----------------
   Policy credits issued to eligible policyholders                                $        -     $     128,025        $         -
                                                                              ---------------- ------------------ -----------------
   Contribution from Parent                                                       $        -     $           -        $    27,166
                                                                              ---------------- ------------------ -----------------



                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

1.  BUSINESS

Pruco Life Insurance Company ("the Company") is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company is licensed to sell individual life insurance, variable life insurance, term life insurance, variable and fixed annuities, and a non-participating guaranteed interest contract ("GIC") called Prudential Credit Enhanced GIC ("PACE") in the District of Columbia, Guam and in all states and territories except New York. The Company previously marketed individual life insurance through its branch office in Taiwan. The branch office was transferred to an affiliated company on January 31, 2001, as described in Footnote 12.

The Company has one wholly owned subsidiary, Pruco Life Insurance Company of New Jersey ("PLNJ"). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, term life insurance, fixed and variable annuities only in the states of New Jersey and New York. Another wholly owned subsidiary, The Prudential Life Insurance Company of Arizona ("PLICA") was dissolved on September 30, 2000. All assets and liabilities were transferred to the Company. PLICA had no new business sales in 2000.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential Insurance"), an insurance company founded in 1875 under the laws of the state of New Jersey. On December 18, 2001 ("the date of demutualization") Prudential Insurance converted from a mutual life insurance company to a stock life insurance company and became an indirect wholly owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"). The demutualization was completed in accordance with Prudential Insurance's Plan of Reorganization, which was approved by the Commissioner of the New Jersey Department of Banking and Insurance in October 2001.

Prudential Insurance intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential Insurance is under no obligation to make such contributions and its assets do not back the benefits payable under the Company's policyholder contracts. During 2000, a capital contribution of $27.2 million resulted from the forgiveness of an intercompany receivable.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities.


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiary, PLNJ. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential Insurance and other affiliates, as more fully described in Footnote 12. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments
Fixed maturities classified as "available for sale" are carried at estimated fair value. The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairment adjustments. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses are included in "Accumulated other comprehensive income (loss)", net of income taxes.

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, the effects on deferred policy acquisition costs and on policyholders' account balances that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)", net of income taxes. The cost of equity securities is written down to estimated fair value when a decline in value is considered to be other than temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairment adjustments.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

Commercial loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and an allowance for losses. The allowance for losses includes a loan specific reserve for non-performing loans and a portfolio reserve for incurred but not specifically identified losses. Non-performing loans include those loans for which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. These loans are measured at the present value of expected future cash flows discounted at the loan's effective interest rate, or at the fair value of the collateral if the loan is collateral dependent. Interest received on non-performing loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues accruing interest on non-performing loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as non-performing, any accrued but uncollectible interest is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, a regular payment performance has been established. The portfolio reserve for incurred but not specifically identified losses considers the Company's past loan loss experience, the current credit composition of the portfolio, historical credit migration, property type diversification, default and loss severity statistics and other relevant factors. There is no valuation allowance for commercial loans on real estate at December 31, 2002 or 2001.

Policy loans are carried at unpaid principal balances.

Short-term investments consist of highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are carried at amortized cost, which because of their short term approximates fair value.

Other long-term investments consist of the Company's investments in joint ventures and partnerships in which the Company does not exercise control, derivatives held for purposes other than trading, and investments in the Company's own separate accounts, which are carried at estimated fair value. Joint ventures and partnership interests are generally accounted for using the equity method of accounting, reduced for other than temporary declines in value. The Company's net income from investments in joint ventures and partnerships is generally included in "Net investment income."

Realized investment losses, net are computed using the specific identification method. Costs of fixed maturities and equity securities are adjusted for impairments, which are declines in value that are considered to be other than temporary. Impairment adjustments are included in "Realized investment losses, net." In evaluating whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following:
(1) whether the decline is substantial; (2) the duration (generally greater than six months); (3) the reasons for the decline in value (credit event, interest related or market fluctuation); (4) the Company's ability and intent to hold the investments for a period of time to allow for a recovery of value; and (5) the financial condition of and near-term prospects of the issuer.

Cash and cash equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

Deferred policy acquisition costs
The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs ("DAC") are subject to recoverability testing at the end of each accounting period. DAC, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General administrative and other expenses" in the period such estimated gross profits are revised.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

DAC related to non-participating term insurance are amortized over the expected life of the contracts in proportion to premium income. For guaranteed investment contracts, acquisition costs are expensed as incurred.

The Company and Prudential Insurance have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by the Company or Prudential Insurance for another form of policy or contract. These transactions are known as internal replacements. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies.

Securities loaned
Securities loaned are treated as collateralized financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

Securities sold under agreements to repurchase
Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate account assets and liabilities
Separate account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income". Asset management fees charged to the accounts are included in "Asset management fees".

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Other assets and other liabilities
Other assets consist primarily of prepaid expenses, certain restricted assets, and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, demutualization consideration not yet paid to policyholders, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

Contingencies
Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.


Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Insurance Revenue and Expense Recognition
Premiums from life insurance policies, excluding interest-sensitive life contracts, are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon a combination of net deposits to the contract, net deposits to the contract accumulated at a specified rate or the highest historical account value on a contract anniversary. To the extent the guaranteed minimum death benefit exceeds the current account value at the time of death, the Company incurs a cost that is recorded as "Policyholders' benefits" for the period in which death occurs.

Amounts received as payment for interest-sensitive life, deferred annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of DAC.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Foreign currency translation adjustments
Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income (loss)." The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income (loss)".

Asset management fees
Through December 31, 2000, and again beginning on February 1, 2002, the Company received asset management fee income from policyholder account balances invested in The Prudential Series Funds ("PSF"), which are a portfolio of mutual fund investments related to the Company's separate account products (refer to Note
12). In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential Insurance. Asset management fees are recognized as income as earned.

Derivative Financial Instruments
The Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" as amended, on January 1, 2001. Except as noted below, the adoption of this statement did not have a material impact on the results of operations of the Company.

Upon its adoption of FAS 133, the Company reclassified "held to maturity" securities with a fair value of approximately $320.6 million to "available for sale" as permitted by the new standard. This reclassification resulted in unrealized gains of $2.5 million, net of tax, which were recorded in "Accumulated Other Comprehensive income (loss)."

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps and futures, and may be exchange-traded or contracted in the over-the-counter market. Derivative positions are carried at estimated fair value, generally by obtaining quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, and to manage the interest rate and currency characteristics of invested assets. Additionally, derivatives are used to seek to reduce exposure to interest rates and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company designates derivatives as either (1) a hedge of the fair value of a recognized asset or liability or unrecognized firm commitment ("fair value" hedge), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a foreign currency or cash flow hedge ("foreign currency" hedge),
(4) a hedge of a net investment in a foreign operation, or (5) a derivative entered into as an economic hedge that does not qualify for hedge accounting. As of December 31, 2002, none of the Company's derivatives qualify for hedge accounting treatment.

If a derivative does not qualify for hedge accounting, it is recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position. Changes in fair value are included in "Realized investment losses, net" without considering changes in fair value of the hedged assets or liabilities.

Income Taxes
The Company and its subsidiary are members of the consolidated federal income tax return of Prudential Financial and file separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements
In June 2001, the Financial Accounting Standards Board (the "FASB") issued SFAS No. 142, "Goodwill and Other Intangible Assets." SFAS No. 142 requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life to the reporting entity; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All intangible assets shall be tested for impairment in accordance with the statement. As of December 31, 2002, the Company does not have any goodwill or intangible assets.

In July 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 requires that a liability for costs associated with an exit or disposal activity be recognized and measured initially at fair value only when a liability is incurred. Prior to the adoption of SFAS No. 146, such amounts were recorded upon the Company's commitment to a restructuring plan. SFAS No. 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Accordingly, the Company will adopt this statement for applicable transactions occurring on or after January 1, 2003.

In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN No. 45 expands existing accounting guidance and disclosure requirements for certain guarantees and requires the recognition of a liability for the fair value of certain types of guarantees upon issuance. FIN No. 45 is applicable to guarantees issued or modified after December 31, 2002. The January 1, 2003 adoption of the Interpretation's guidance did not have a material effect on the Company's financial position. The Company did not have any guarantees to disclose in accordance with the disclosure requirements of the Interpretation.

In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities." FIN No. 46 addresses whether certain types of entities, referred to as variable interest entities ("VIEs"), should be consolidated in a company's financial statements. A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses or the right to receive the entity's expected residual returns); or (2) lacks sufficient equity to finance its own activities without financial support provided by other parties, which in turn would be expected to absorb at least some of the expected losses of the VIE. An entity should consolidate a VIE if it stands to absorb a majority of the VIE's expected losses or residual returns. The Company adopted the Interpretation for relationships with VIEs that began on or after February 1, 2003. For VIEs with which an entity became involved in prior to February 1, 2003, the consolidation guidance is required to be implemented by July 1, 2003. Accordingly, the Company is in the process of determining whether it will need to consolidate previously unconsolidated VIEs or to deconsolidate previously consolidated VIEs.

Reclassifications
Certain amounts in the prior years have been reclassified to conform to the current year presentation.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3.  INVESTMENTS

Fixed Maturities and Equity Securities:
The following tables provide additional information relating to fixed maturities and equity securities as of December 31:

                                                                              2002
                                                 ---------------------------------------------------------------
                                                                     Gross            Gross
                                                  Amortized       unrealized       unrealized        Estimated
                                                     cost            gains           losses         fair value
                                                 -------------   --------------   --------------   -------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
   U.S. Treasury securities and obligations of
      U.S. government corporations and agencies   $  600,128        $  11,898         $      1      $  612,025

   States, municipalities and political
      subdivisions                                       257                8                -             265

   Foreign government bonds                           45,981            4,707               44          50,644

   Mortgage-backed securities                        120,425            3,242               14         123,653

   Public utilities                                  508,456           28,955            5,826         531,585

   All other corporate bonds                       3,643,436          204,542           11,022       3,836,956

Redeemable preferred stock                             3,008              275              305           2,978
                                                 -------------   --------------   --------------   -------------
Total fixed maturities available for sale         $4,921,691        $ 253,627         $ 17,212      $5,158,106
                                                 =============   ==============   ==============   =============

Equity securities available for sale                 $   100        $     101         $      2      $      199
                                                 =============   ==============   ==============   =============


                                                                              2001
                                                 ---------------------------------------------------------------
                                                                     Gross            Gross
                                                  Amortized       unrealized       unrealized        Estimated
                                                     cost            gains           losses         fair value
                                                 -------------   --------------   --------------   -------------
                                                                         (in thousands)
Fixed maturities available for sale
Bonds:
   U.S. Treasury securities and obligations of
      U.S. government corporations and agencies   $  303,350        $   2,015         $  2,158      $  303,207

   States, municipalities and political
      subdivisions                                       255                -               11             244

   Foreign government bonds                           27,332            2,130                8          29,454

   Mortgage-backed securities                         10,148              160               61          10,247

   Public utilities                                  614,762           21,357            5,666         630,453

   All other corporate bonds                       2,971,740           94,215           23,235       3,042,720

Redeemable preferred stock                             7,885              738               55           8,568
                                                 -------------   --------------   --------------   -------------
Total fixed maturities available for sale         $3,935,472        $ 120,615         $ 31,194      $4,024,893
                                                 =============   ==============   ==============   =============

Equity securities available for sale              $      173        $     220         $     18      $      375
                                                 =============   ==============   ==============   =============

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2002 is shown below:

                                                    Available for sale
                                          --------------------------------------
                                                Amortized        Estimated fair
                                                  cost               value
                                             ---------------    ----------------
                                                       (in thousands)

     Due in one year or less                 $   600,515           $   609,204

     Due after one year through five years     2,536,189             2,654,137

     Due after five years through ten years    1,337,353             1,423,935

     Due after ten years                         327,209               347,177

     Mortgage-backed securities                  120,425               123,653
                                            --------------   -------------------

     Total                                   $ 4,921,691           $ 5,158,106
                                            ==============   ===================

Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 2002, 2001, and 2000, were $1,607.1 million $2,380.4 million, and $2,103.6 million, respectively. Proceeds from the maturity of fixed maturities available for sale during 2002, 2001, and 2000, were $227.0 million, $273.4 million, and $170.2 million, respectively. Gross gains of $20.0 million, $40.3 million, and $15.3 million, and gross losses of $48.2 million, $47.7 million, and $33.9 million were realized on those sales during 2002, 2001, and 2000, respectively.

Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $27.8 million, $53.5 million, and $12.3 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

During 2000, certain securities classified as held to maturity were transferred to the available for sale portfolio. These actions were taken as a result of a significant deterioration in credit worthiness. The aggregate amortized cost of the securities transferred was $6.6 million. Gross unrealized investment losses of $0.3 million were recorded in "Accumulated Other Comprehensive income (loss)" at the time of transfer. Prior to transfer, impairments related to these securities, if any, were included in "realized investment losses, net". During the year ended December 31, 2000, there were no securities classified as held to maturity that were sold.

Commercial Loans on Real Estate
The Company's commercial loans on real estate were collateralized by the following property types at December 31:

                                         2002                       2001
                                ---------------------      ---------------------
                                                 (in thousands)


     Retail stores                $ 3,556      51.0%        $  4,623     56.4%

     Industrial buildings           3,410      49.0%           3,567     43.6%

                                ---------------------     ----------------------
        Net carrying value        $ 6,966     100.0%        $  8,190    100.0%
                                =====================     ======================

The concentration of commercial loans is in the states of New Jersey (49%), Washington (43%), and North Dakota (8%). As of December 31, 2002 and 2001, there were no non-performing loans and no allowance for losses.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

Other Long-Term Investments
The Company's "Other long-term investments" of $83.9 million and $84.3 million as of December 31, 2002 and 2001, respectively, are comprised of joint ventures and limited partnerships, the Company's investment in the separate accounts and certain derivatives for other than trading. Joint ventures and limited partnerships totaled $36.5 million and $35.8 million at December 31, 2002 and 2001, respectively. The Company's share of net income from the joint ventures was $1.4 million, $1.6 million, and $.9 million, for the years ended December 31, 2002, 2001 and 2000, respectively, and is reported in "Net investment income." The Company's investment in the separate accounts was $45.4 million and $44.0 million at December 31, 2002 and 2001, respectively.


Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                                                2002               2001              2000
                                                          ----------------  -----------------  -----------------
                                                                              (in thousands)
Fixed maturities - available for sale                       $   275,843       $    279,477       $    237,042
Fixed maturities - held to maturity                                   -                  -             26,283
Equity securities - available for sale                              266                 71                 18
Commercial loans on real estate                                     791                905              1,010
Policy loans                                                     49,436             48,149             45,792
Short-term investments and cash equivalents                      13,540             24,253             29,582
Other                                                             7,071              6,021             16,539
                                                          ----------------  -----------------  -----------------
Gross investment income                                         346,947            358,876            356,266
   Less:  investment expenses                                   (12,461)           (15,238)           (18,347)
                                                          ----------------  -----------------  -----------------
Net investment income                                       $   334,486       $    343,638       $    337,919
                                                          ================  =================  =================


Realized investment losses, net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                                2002                2001              2000
                                                          ----------------  -----------------  -----------------
                                                                              (in thousands)
Fixed maturities                                            $   (56,039)      $    (60,924)      $    (34,812)
Equity securities - available for sale                              (78)               (56)               271
Derivatives                                                     (11,746)            (1,396)            15,039
Other                                                              (174)             1,900             (1,177)
                                                          ----------------  -----------------  -----------------

Realized investment losses, net                             $   (68,037)      $    (60,476)      $    (20,679)
                                                          ================  =================  =================

Net Unrealized Investment Gains (Losses)

Net unrealized investment gains (losses) on securities available for sale are included in the Consolidated Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)." Changes in these amounts include reclassification adjustments to exclude from "Other Comprehensive income
(loss)," those items that are included as part of "Net income" for a period that also had been part of "Other Comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                                             Accumulated
                                                                                                                other
                                                                                                            comprehensive
                                                                                                            income (loss)
                                                                Deferred                       Deferred     related to net
                                               Unrealized        policy      Policyholders'   income tax      unrealized
                                             gains (losses)   acquisition       account       (liability)     investment
                                             on investments      costs         balances         benefit     gains (losses)
                                            ---------------- -------------- ---------------- ------------- ---------------
                                                                            (in thousands)
Balance, January 1, 2000                        $  (84,401)    $   40,292      $  (3,032)     $   18,777     $  (28,364)
Net investment gains on investments
 arising during the period                          56,707              -              -         (21,539)        35,168

Reclassification adjustment for losses
 included in net income                             34,329              -              -         (13,039)        21,290

Impact of net unrealized investment
 gains(losses) on deferred policy
 acquisition costs                                       -        (39,382)             -          14,177        (25,205)

Impact of net unrealized investment
 gains(losses) on policyholders' account
 balances                                                -              -          2,877          (1,036)         1,841
                                            ---------------- -------------- ---------------- ------------- ---------------
Balance, December 31, 2000                           6,635            910           (155)         (2,660)         4,730
Net investment gains on investments
 arising during the period                          22,007              -              -          (7,922)        14,085

Reclassification adjustment for losses
 included in net income                             60,980              -              -         (21,953)        39,027

Impact of net unrealized investment
 gains(losses) on deferred policy
 acquisition costs                                       -        (41,223)             -          14,840        (26,383)

Impact of net unrealized investment
 gains(losses) on policyholders' account
 balances                                                -              -          5,092          (1,833)         3,259
                                            ---------------- -------------- ---------------- ------------- ---------------
Balance, December 31, 2001                          89,622        (40,313)         4,937         (19,528)        34,718
Net investment gains on investments
 arising during the period                          90,774              -              -         (32,679)        58,095
Reclassification adjustment for losses
 included in net income                             56,117              -              -         (20,202)        35,915
Impact of net unrealized investment
 gains(losses) on deferred policy
 acquisition costs                                       -        (67,053)             -          24,139        (42,914)
Impact of net unrealized investment
 gains(losses) on policyholders' account
 balances                                                -              -          9,281          (3,341)         5,940
                                            ---------------- -------------- ---------------- ------------- ---------------
Balance, December 31, 2002                      $  236,513     $ (107,366)     $  14,218      $  (51,611)    $   91,754
                                            ================ ============== -=============== ============= ===============


Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

The table below presents unrealized gains (losses) on investments by asset class at December 31,

                                                2002         2001        2000
                                            ------------  ----------  ----------
                                                         (in thousands)
  Fixed maturities                           $ 236,414    $  89,420    $  9,277
  Equity securities                                 99          202      (2,642)
                                            ------------  ----------  ----------
  Unrealized gains/losses on investments     $ 236,513    $  89,622    $  6,635
                                            ============  ==========  ==========



Securities Pledged, Restricted Assets and Special Deposits
The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2002 and 2001, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Consolidated Statements of Financial Position were $613.6 million and $265.2 million, respectively.

Fixed maturities of $2.9 million at December 31, 2002 and 2001, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. Equity securities restricted as to sale were $.1 million and $.2 million at December 31, 2002 and 2001, respectively.



4.  DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, are as follows:

                                                               2002              2001             2000
                                                           --------------- ---------------- -----------------
                                                                           (in thousands)
Balance, beginning of year                                  $  1,159,830     $  1,132,653     $  1,062,785
Capitalization of commissions, sales and issue expenses          328,658          295,823          242,322
Amortization                                                    (268,438)        (156,092)        (129,049)
Change in unrealized investment (gains) losses                   (67,053)         (41,223)         (39,382)
Foreign currency translation                                           -            1,773           (4,023)
Transfer of Taiwan branch balance to an affiliated company             -          (73,104)               -
                                                           --------------- ---------------- -----------------
Balance, end of year                                        $  1,152,997     $  1,159,830     $  1,132,653
                                                           =============== ================ =================

5.  POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31, are as follows:

                                                 2002             2001
                                            --------------   --------------
                                                    (in thousands)
    Life insurance - domestic                  $ 578,211         $500,974
    Life insurance - Taiwan                      311,300          260,632
    Individual annuities                          31,830           32,423
    Group annuities                               13,205           14,201
                                            --------------   --------------
    Total future policy benefits               $ 934,546         $808,230
                                            ==============   ==============

Life insurance liabilities include reserves for death benefits and other policy benefits. Annuity liabilities include reserves for annuities that are in payout status.

Future policy benefits for domestic and Taiwan traditional life insurance are based on the net level premium method, calculated using the guaranteed mortality and nonforfeiture rates which range from 2.50% to 8.75% for domestic insurance and 6.25% to 7.50% for Taiwan reserves. Less than 1% of the reserves are based on interest rates in excess of 8%.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

5.  POLICYHOLDERS' LIABILITIES (continued)

Future policy benefits for individual and group annuities are equal to the aggregate of 1) the present value of expected future payments on the basis of actuarial assumptions established at issue, and 2) premium deficiency reserves. Assumptions as to mortality are based on the Company's experience when the basis of the reserve is established. The interest rates used in the determination of the individual annuities reserves range from 6.25% to 11.00%, with less than 14% of the reserves based on an interest rate in excess of 8%. The interest rate used in the determination of group annuities reserves is 14.75%.


Policyholders' account balances at December 31, are as follows:

                                                 2002             2001
                                            --------------   --------------
                                                    (in thousands)

    Interest-sensitive life contracts        $ 2,102,179      $ 1,976,710
    Individual annuities                       1,593,703          976,237
    Guaranteed investment contracts            1,159,879          994,743
                                            --------------   --------------
    Total policyholders' account balances    $ 4,855,761      $ 3,947,690
                                            ==============   ==============


Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges. Interest crediting rates range from 4.00% to 6.75% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 3.00% to 16.00%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%. Interest crediting rates for guaranteed investment contracts range from 3.50% to 8.03%, with less than 1% of policyholders' account balances with interest crediting rates in excess of 8%.


6.  REINSURANCE

The Company participates in reinsurance, with Prudential Insurance and an affiliate and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. The affiliated reinsurance agreements, including the Company's reinsurance of all its Taiwanese business as of February 1, 2001, are described further in Note 12.

During 2002, a new product, referred to as Magnastar was introduced. The Magnastar product is a proprietary variable universal life product developed by the M Life Insurance Company. The Company has entered into modified coinsurance and yearly renewal term reinsurance agreements related to this product. Premiums ceded for the Magnastar product for 2002 were approximately $88 million.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

6.  REINSURANCE  (Continued)

Reinsurance amounts included in the Consolidated Statements of Operations and Comprehensive Income for the year ended December 31, are as follows:

                                                            2002             2001              2000
                                                        -----------      -----------       ------------
                                                                        (in thousands)
    Direct  premiums  and  policy  charges  and fee         $862,723        $686,887           $609,630
     income
       Reinsurance assumed                                         -             162              1,671
       Reinsurance ceded                                    (203,982)        (105,996)          (14,519)
                                                         -----------      -----------      ------------
    Premiums and policy charges and fee income              $658,741         $581,053          $596,782

    Policyholders' benefits ceded                            $70,327          $23,733           $ 5,472



Reinsurance ceded for interest-sensitive life products is accounted for as a reduction of policy charges and fee income. Reinsurance ceded for term insurance products is accounted for as a reduction of premiums.

Reinsurance recoverables, included in the Company's Consolidated Statements of Financial Position at December 31, were as follows:
                                                2002             2001
                                            ------------    -------------
                                                    (in thousands)

    Domestic life insurance -                  $ 37,529         $ 11,014
    affiliated
    Domestic life insurance -                    31,137           14,850
    unaffiliated
    Other reinsurance - affiliated               13,205           14,201

    Taiwan life insurance-affiliated            311,300          260,632
                                            ------------    -------------
                                               $393,171        $ 300,697
                                            ============    =============


The gross and net amounts of life insurance in force at December 31, were as follows:

                                                            2002             2001               2000
                                                      ----------------   ---------------   ---------------
                                                                        (in thousands)
    Life insurance face amount in force                $ 118,381,408      $ 84,317,628      $ 66,327,999
    Ceded to other companies                             (49,113,635)      (25,166,264)       (7,544,363)
                                                      ----------------   ---------------   ---------------
    Net amount of life insurance in force              $  69,267,773      $ 59,151,364      $ 58,783,636
                                                      ================   ===============   ===============


Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7.  INCOME TAXES

The components of income tax (benefit) expense for the years ended December 31, are as follows:

                                                            2002               2001              2000
                                                      ----------------   ---------------   ---------------
                                                                         (in thousands)
    Current tax (benefit) expense:
       U.S.                                                $ (65,004)       $ (100,946)         $  8,588
       State and local                                           309             1,866                38
       Foreign                                                    39               124                35
                                                      ----------------   ---------------   ---------------
       Total                                                 (64,656)          (98,956)            8,661
                                                      ----------------   ---------------   ---------------

    Deferred tax expense (benefit):
       U.S.                                                   15,709            76,155            43,567
       State and local                                        (3,556)           (2,454)            2,204
                                                      ----------------   ---------------   ---------------
       Total                                                  12,153            73,701            45,771
                                                      ----------------   ---------------   ---------------
     Total income tax (benefit) expense                    $ (52,503)        $ (25,255)         $ 54,432
                                                      ================   ===============   ===============

The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                                            2002               2001              2000
                                                      ----------------   ---------------   ---------------
                                                                         (in thousands)
     Expected federal income tax (benefit) expense         $ (13,652)        $  14,814          $ 55,275
         State and local income taxes                         (2,111)             (382)            1,457
         Non taxable investment income                       (41,745)          (38,693)           (6,443)
         Incorporation of Taiwan branch                        7,545            (1,774)                -
         Other                                                (2,540)              780             4,143
                                                      ----------------   ---------------   ---------------
         Total income tax (benefit) expense                $ (52,503)        $ (25,255)         $ 54,432
                                                      ================   ===============   ===============

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                2002             2001
                                            ------------    -------------
                                                    (in thousands)
    Deferred tax assets
         Insurance reserves                   $ 24,976        $  43,317
         Tax loss carry forwards                23,706            5,642
         Other                                   3,871            9,309
                                            ------------    -------------
         Deferred tax assets                    52,553           58,268
                                            ------------    -------------
    Deferred tax liabilities
         Deferred acquisition costs            312,150          324,082
         Net unrealized gains on securities     85,145           32,264
         Investments                            18,299           20,644
                                            ------------    -------------
         Deferred tax liabilities              415,594          376,990
                                            ------------    -------------

    Net deferred tax liability               $ 363,041        $ 318,722
                                            ============    =============

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

7.  INCOME TAXES (continued)

Management believes that based on its historical pattern of taxable income, the Company and its subsidiary will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2002 and 2001, the Company and its subsidiary had federal capital loss carryforwards for tax purposes of $40 million and $0 million, respectively, which expire by 2007. At December 31, 2002 the Company had state operating loss carryforwards of $592 million and capital loss carryforwards of $40 million, which expire by 2017 and 2007, respectively. At December 31, 2001, the Company had state operating loss carryforwards of $369 million, which expire by 2016.

The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1992 as well as 1996. The Service has examined the years 1993 through 1995 and the Company is in the process of finalizing an agreement with the Service with respect to proposed adjustments for those tax years. The Service has begun its examination of 1997 through 2001. Management believes sufficient provisions have been made for potential adjustments.

8.  STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income (loss) of the Company amounted to $(238.8) million, $71.5 million, and $(50.5) million, for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory surplus of the Company amounted to $471.0 million and $728.7 million at December 31, 2002 and 2001, respectively.

In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaced the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. Codification provided guidance for areas where statutory accounting had been silent and changed current statutory accounting in certain areas. The Company adopted the Codification guidance effective January 1, 2001. As a result of these changes, the Company reported an increase to statutory surplus of $81 million, primarily relating to the recognition of deferred tax assets.

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve-month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company would not be permitted a dividend distribution without prior approval in 2003.

During 2001, the Company received approval from the Arizona Department of Insurance to pay an extraordinary dividend to Prudential Insurance of $108 million.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Estimated fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Fixed maturities and Equity securities
Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Commercial loans on real estate
The estimated fair value of the portfolio of commercial loans on real estate is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality loan.

Policy loans
The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

Investment contracts
For guaranteed investment contracts and other similar contracts without life contingencies, estimated fair values are derived using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

Derivative financial instruments
Refer to Note 11 for the disclosure of fair values on these instruments.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                                      2002                                  2001
                                                        ----------------------------------    -------------------------------
                                                            Carrying         Estimated           Carrying        Estimated
                                                             value          fair value            value         fair value
                                                        ---------------  -----------------    --------------- ---------------
                                                                                     (in thousands)
Financial assets:
   Fixed maturities available for sale                    $ 5,158,106        $ 5,158,106        $ 4,024,893     $ 4,024,893
   Equity securities                                              199                199                375             375
   Commercial loans on real estate                              6,966              8,894              8,190          10,272
   Policy loans                                               879,506          1,031,169            874,065         934,203
   Short-term investments                                     214,342            214,342            215,610         215,610
   Cash and cash equivalents                                  436,182            436,182            374,185         374,185
   Separate account assets                                 12,696,758         12,696,758         14,920,584      14,920,584

Financial liabilities:
   Investment contracts                                     2,830,511          2,906,692          2,003,265       2,053,259
   Cash collateral for loaned securities                      225,518            225,518            190,022         190,022
   Securities sold under repurchase
    agreements                                                400,507            400,507             80,715          80,715
   Separate account liabilities                            12,696,758         12,696,758         14,920,584      14,920,584

                                      B-20

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Types of Derivative Instruments

Interest Rate Swaps
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches). Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Futures
Exchange-traded treasury futures are used by the Company to reduce market risks from changes in interest rates and, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets. As an example, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange.

Treasury futures are used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline that selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

Currency Swaps
Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

The table below summarizes the Company's outstanding positions by derivative instrument types as of December 31, 2002 and 2001. All of the derivatives are carried on the Consolidated Statements of Financial Position at estimated fair value.

                                                 Derivatives
                                        2002                       2001
                              -----------------------    -----------------------
                                           Estimated                   Estimated
                             Notional     fair value      Notional    fair value
                           ------------  -----------    -----------  -----------
                                               (in thousands)
    Non-Hedge Accounting

    Swap instruments:
    Interest rate             $14,405       $  414        $  9,470       $  638
    Currency                   21,244        1,571          24,785        3,858

    Future contracts:
    US Treasury futures        12,400         (407)        141,300          632

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

10. DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continuted)

Credit Risk
The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's swaps transactions is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments. The credit exposure of exchange-traded instruments is represented by the negative change, if any, in the fair value (market value) of contracts from the fair value (market value) at the reporting date.

The Company manages credit risk by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. In addition, the Company enters into over-the-counter swaps pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange-traded futures and options through regulated exchanges and these positions are marked to market on a daily basis.


11. CONTINGENCIES AND LITIGATION

Contingencies
On an ongoing basis, our internal supervisory and control functions review the quality of our sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. In certain cases, if appropriate, we may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that the ultimate payments in connection with these matters should not have a material adverse effect on the Company's financial position.

Litigation
The Company and Prudential Insurance are subject to legal and regulatory actions in the ordinary course of their businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of the businesses and operations that are specific to the Company and Prudential Insurance and that are typical of the businesses in which the Company and Prudential Insurance operate. Class action and individual lawsuits involve a variety of issues and/or allegations, which include sales practices, underwriting practices, claims payment and procedures, premium charges, policy servicing and breach of fiduciary duties to customers. We are also subject to litigation arising out of our general business activities, such as our investments and third party contracts. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

The Company and Prudential Insurance have been subject to substantial regulatory actions and civil litigation, including class actions, involving individual life insurance sales practices from 1982 through 1995. As of January 31, 2003, the Company and Prudential Insurance have resolved those regulatory actions, its sales practices class action litigation and virtually all of the individual sales practices actions filed by policyholders who "opted out" of the sales practices class action. Prudential Insurance has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

The Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters should not have a material adverse effect on the Company's financial position.

Pruco Life Insurance Company and Subsidiary
--------------------------------------------------------------------------------
Notes to Consolidated Financial Statements

12.  RELATED PARTY TRANSACTIONS

The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Expense Charges and Allocations
All of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, agency distribution expenses and asset management fees.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees (except for those agents employed directly by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential Insurance. The Company is allocated estimated distribution expenses from Prudential's agency distribution network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, the Company and Prudential Insurance agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

In accordance with a profit sharing agreement with Prudential Insurance that was in effect through December 31, 2000, the Company received fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues were recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company was charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These fees are a component of "general, administrative and other expenses."

On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential Insurance, and appointed another subsidiary of Prudential Financial as the fund manager for the PSF. The change was approved by the shareholders of PSF during early 2001 and became effective January 1, 2001. From January 1, 2001 through January 31, 2002 the Company did not receive fees associated with the PSF. In addition, the Company did not incur the asset management expense from PGAM and Jennison associated with the PSF, during that period.

In accordance with a revenue sharing agreement with Prudential Investments LLC, which began on February 1, 2002, the Company receives fee income from policyholder account balances invested in the PSF. These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. There are no asset management expenses charged under the agreement.

Corporate Owned Life Insurance
The Company has sold four Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance. The fourth policy was issued in December 2002 and has a cash surrender value of $180.8 million at December 31, 2002. Income earned for the year on this policy is $7.1 million consisting of $12.0 million in policy fees offset by $2.4 million in reserves and $2.5 million in DAC amortization. The cash surrender value included in separate accounts for all COLI policies was $835.6 million and $647.2 million at December 31, 2002 and December 31, 2001, respectively. Fees related to all of the COLI policies were $21.0 million, $7.0 million and $9.6 million for the years ending December 31, 2002, 2001, and 2000.

Reinsurance with affiliates
The Company currently has four reinsurance agreements in place with Prudential Insurance and affiliates. Specifically, the Company has a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract. In addition, there are two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. The effect these agreements had on net income for the periods ended December 31, 2002 or 2001 is reflected in the statement of operations. Information regarding these agreements is provided below and in Note
6. The fourth agreement, which became effective in 2001, is described in the following paragraphs.

On January 31, 2001, the Company transferred all of its assets and liabilities associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated Company, Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a wholly owned subsidiary of Prudential Financial.

Pruco Life Insurance Company and Subsidiary
Notes to Consolidated Financial Statements
--------------------------------------------------------------------------------

12.  RELATED PARTY TRANSACTIONS (Continued)

The mechanism used to transfer this block of business in Taiwan is referred to as a "full acquisition and assumption" transaction. Under this mechanism, the Company is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under accounting principles generally accepted in the United States. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established.

As part of this transaction, the Company made a capital contribution to Prudential of Taiwan in the amount of the net equity of the Company's Taiwan branch as of the date of transfer. In July 2001, the Company dividended its interest in Prudential of Taiwan to Prudential Financial.

Affiliated premiums ceded for the periods ended December 31, 2002 and 2001 from the Taiwan coinsurance agreement were $79.6 million and $82.5 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2002 and 2001, from the Taiwan coinsurance agreement were $14.2 and $12.9 million, respectively. As mentioned above, this agreement did not go into effect until January 31, 2001.

Affiliated premiums ceded from domestic life reinsurance agreements for the periods ended December 31, 2002, 2001, and 2000 were $11.1 million, $9.9 million, and $7.6 million, respectively. Affiliated benefits ceded for the periods ended December 31, 2002, 2001, and 2000 from domestic life reinsurance agreements are $32.5 million in 2002, and $0 in 2001 and 2000.

Group annuities affiliated benefits ceded were $2.9 million in 2002 and $3.0 million in 2001 and 2000.

Debt Agreements
The Company has a revolving line of credit facility of up to $700 million with Prudential Funding LLC, a wholly owned subsidiary of Prudential Insurance. The total of asset-based financing and borrowing under this credit facility cannot be more than $700 million. There is no outstanding debt relating to this credit facility as of December 31, 2002 or December 31, 2001.


13.  QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2002 and 2001 are summarized in the table below:

                                                                       Three months ended
                                               ---------------------------------------------------------------
                                                    March 31        June 30      September 30    December 31
                                               ---------------------------------------------------------------
2002                                                                 (in thousands)
----
Total revenues                                      $ 224,036      $ 220,233       $ 231,399       $ 275,124
Total benefits and expenses                           199,355        245,823         295,123         249,496
Income (loss) from operations before income taxes      24,681       (25,590)         (63,724)         25,628
Net income (loss)                                      19,471       (17,264)         (28,554)         39,845

2001
----
Total revenues                                      $ 246,532      $ 220,871       $ 190,515       $ 219,156
Total benefits and expenses                           209,252        205,332         220,648         199,515
Income (loss) from operations before income taxes      37,280         15,539         (30,133)         19,641
Net income (loss)                                      28,639         12,894         (21,768)         47,817


                        Report of Independent Accountants
                        ---------------------------------



   To the Board of Directors and Stockholder of Pruco Life Insurance Company

   In our opinion, the consolidated financial statements listed in the accompanying index present fairly, in all material respects, the financial position of Pruco Life Insurance Company (a wholly-owned subsidiary of The Prudential Insurance Company of America) and its subsidiary at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



   /s/  PricewaterhouseCoopers LLP

   New York, New York
   February 11, 2003